As Filed with the U.S. Securities and Exchange Commission on July 5, 2017
1933 Act File No. 033-14567
1940 Act File No. 811-05188

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 71	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 71	☒
(Check appropriate box or boxes.)
________________
American Century Variable Portfolios, Inc. (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: September 22, 2017

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on September 22, 2017 8:30 a.m. (Central Time) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

September 22, 2017

American Century Investments
Prospectus

VP Capital Appreciation Fund
Class Y (XXXXX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Additional Policies Affecting Your Investment	9
Share Price, Distributions and Taxes	11
Multiple Class Information	13
Financial Highlights	14

©2017 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
This fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher. For information regarding the fees and expenses associated with your variable annuity or variable life insurance contract, please refer to your insurance product prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Y
Management Fee	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%
Fee Waiver[1]	0.01%
Total Annual Fund Operating Expenses After Waiver	0.64%
1 The advisor has agreed to waive 0.01 percentage points of the fund’s management fee. The advisor expects this waiver to continue until September 21, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class Y	$66	$207	$362	$810
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies
The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
The fund will usually purchase common stocks of companies that are medium-sized and smaller at the time of purchase, but it will purchase securities of larger-sized companies as well.
Also, although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.

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Principal Risks

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Mid Cap Stocks – The fund invests in mid-sized and smaller companies, which may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•
Redemption Risk –The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. Because Class Y is new, the bar chart shows changes in the fund’s performance from year to year for Class I shares. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2010): 18.43% Lowest Performance Quarter (4Q 2008): -26.62%

As of June 30, 2017, the most recent calendar quarter end, the fund’s Class I year-to-date return was 11.19%.

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Average Annual Total Returns For the calendar year ended December 31, 2016	1 year	5 years	10 years	Inception Date
Class I(1)	3.23%	11.55%	8.59%	11/20/1987
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	7.33%	13.49%	7.83%	—

[1]
Because Class Y is new, the returns are shown for a share class that is not presented in this prospectus and that would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual return would differ only to the extent that the classes do not have the same expenses.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Greg Walsh, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2003.
Nalin Yogasundram, Portfolio Manager, has been a member of the team that manages the fund since 2013.
Purchase and Sale of Fund Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Tax Information
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Payments to Broker-Dealers and Other Financial Intermediaries
The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company and its related companies for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s website for more information.

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Objectives, Strategies and Risks
What is the fund’s investment objective?
This fund seeks capital growth.
What are the fund’s principal investment strategies?
The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.
Using a variety of other analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
The fund will usually purchase common stocks of companies that are medium-sized and smaller at the time of purchase, but it will purchase securities of larger-sized companies as well. When determining the size of a company, the portfolio managers may consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.
In the event of exceptional market or economic conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
What are the principal risks of investing in the fund?
Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. If the portfolio managers’ assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the stock may fail to reach the value the portfolio managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.
The fund generally invests in medium-sized and smaller companies, which may be more volatile and subject to greater short-term risk. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than securities of larger companies. In addition, smaller companies may have less publicly available information.
Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the growth style used by the fund, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. To the extent the fund invests in foreign securities, the overall risk of that fund could be affected.
The portfolio managers may buy a large amount of a company’s stock quickly, and often will dispose of it quickly if the company’s earnings or revenues decline. While the portfolio managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

5

The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

6

Management
Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds) and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The difference in unified management fees among the classes is a result of their separate arrangements for shareholder services. It is not the the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets alone, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible the fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2016	Class Y
VP Capital Appreciation Fund	N/A1
1 The Y Class had not commenced operations as of December 31, 2016. The Class will pay the advisor a unified management fee calculated using the following schedule.

Class	Percentage of strategy assets
Y	0.65% of first $500 million
0.60% of the next $500 million
0.55% over $1 billion
A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the fund’s semiannual report to shareholders dated June 30, 2017.
The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

7

Greg Walsh
Mr. Walsh, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2003 as an investment analyst. He became a portfolio manager in 2008. He has a bachelor of art degree in economics and accounting from Claremont McKenna College and an MBA from The Wharton School at the University of Pennsylvania.
Nalin Yogasundram
Mr. Yogasundram, Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2013 as an investment analyst and became a portfolio manager in 2016. Prior to joining American Century, he was an equity analyst for T. Rowe Price. He has bachelor’s degree from the University of Arkansas, a master’s degree from Southern Methodist University and an MBA from The Wharton School of the University of Pennsylvania.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objective of the fund. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.
Fees and Expenses
The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.
Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1)  distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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Additional Policies Affecting Your Investment
Purchase and Redemption of Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Under normal market conditions, the fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling portfolio securities. We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information. Additionally, the fund may consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemption requests or during times of market stress.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
We may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:

•	within seven days of the purchase; or

•	within 30 days of the purchase, if it happens more than once per year.
The frequent trading limitations do not apply to the following types of transactions:

•	purchases of shares through reinvested distributions (dividends and capital gains);

•	redemption of shares to pay fund or account fees; and

•	transactions through automatic purchase or redemption plans.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Shares of the fund are not sold directly to the public, but rather to insurance company separate accounts for the purpose of offering the fund as an investment option under variable annuity or variable life insurance products. Purchases and redemptions of fund shares held in omnibus arrangements with insurance companies are aggregated and presented to the fund on a net basis, inherently making it more difficult for the fund to identify abusive trading practices or the shareholder who is effecting the transaction. American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Pursuant to Rule 22c-2 under the Investment Company Act of 1940, American Century Investments and each insurance company that uses an American Century Variable Portfolios, Inc. or American Century Variable Portfolios II, Inc. fund as an underlying investment vehicle has entered into an information sharing agreement that obligates the insurance company to: (i) provide certain information regarding shareholder transactions to American Century Investments upon its request; and (ii) impose restrictions on shareholder transactions when instructed by American Century Investments. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties and restrictions may not be applied uniformly in all cases.

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Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price, Distributions and Taxes
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last reported sale price as of the time of valuation. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding official close price or last sale price of such securities on the foreign exchange where primarily traded or at the time the fund’s NAV is determined, if that foreign exchange is open later than the NYSE. The value of any security or other asset denominated in a currency other than U.S. dollars is then converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Securities that are neither listed on a securities exchange nor traded over the counter may be priced using the mean of the bid and asked prices obtained from an independent broker who is an established market maker in the security. The fund may use third party pricing services to assist in the determination of market value.
If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

•	a debt security has been declared in default; or

•	trading in a security has been halted during the trading day.
If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.
With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies), the fund’s NAV will be calculated based upon the NAVs of such registered investment companies. These registered investment companies are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.
You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

11

Taxes
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

12

Multiple Class Information
The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.
The classes have different fees and expenses. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

13

Financial Highlights
Understanding the Financial Highlights
The following financial information is provided to show the performance of Class I. Class I has a total expense ratio that is 0.35% higher than Class Y. Additionally, this financial information does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, the performance shown would have been lower.
The table on the next page itemizes what contributed to the changes in Class I’s share price during the most recently ended fiscal period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).
On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	distributions of income and capital gains paid to investors

•	share price at the end of the period
The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions

•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets

•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights for the fiscal year ended December 31, 2016 and prior that follow have been audited by Deloitte & Touche LLP. The information for the six-month period ended June 30, 2017 has been derived from the fund’s unaudited financial statements and includes all adjustments that American Century considers necessary for a fair presentation of such information. All such adjustments are of a normal recurring nature. The Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request. The fund’s unaudited financial statements are included in the fund’s semiannual report for the six months ended June 30, 2017, which is also available upon request.

14

VP Capital Appreciation Fund
[Updated financial information to come.]

Notes

Notes

Notes

Where to Find More Information
Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders dated December 31, 2016 and the financial statements (unaudited) included in the fund’s semiannual report to shareholders dated June 30, 2017.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports by contacting American Century Investments at the address or telephone numbers listed below, or online at americancentury.com/funds/vp_fund_reports.jsp. You may also ask questions about the fund or your accounts by contacting the insurance company through which you purchased the fund.
The Securities and Exchange Commission (SEC)
Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

Investment Company Act File No. 811-05188

CL-PRS-XXXX  1709

September 22, 2017

American Century Investments
Statement of Additional Information

American Century Variable Portfolios, Inc.

VP Balanced Fund
   Class I (AVBIX)
   Class II (AVBTX)

VP Capital Appreciation Fund
   Class I (AVCIX)
   Class II (AVCWX)
  Class Y (XXXXX)

VP Growth Fund
   Class I (AWRIX)
   Class II (AWREX)

VP Income & Growth Fund
   Class I (AVGIX)
   Class II (AVPGX)

VP International Fund
   Class I (AVIIX)
   Class II (ANVPX)

VP Large Company Value Fund
   Class I (AVVIX)
   Class II (AVVTX)

VP Mid Cap Value Fund
   Class I (AVIPX)
   Class II (AVMTX)

VP Ultra® Fund
   Class I (AVPUX)
   Class II (AVPSX)

VP Value Fund
   Class I (AVPIX)
   Class II (AVPVX)

This statement of additional information adds to the discussion in the funds’ prospectuses, dated May 1, 2017 and September 22, 2017, but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectuses. If you would like a copy of a prospectus, please contact the insurance company from which you purchased the fund or contact us at the address or telephone numbers listed on the back cover.

This statement of additional information incorporates by reference certain information that appears in the funds’ annual and semiannual reports, which are delivered to all investors. You may obtain a free
copy of the funds’ annual and semiannual reports by calling 1-800-378-9878.

©2017 American Century Proprietary Holdings, Inc. All rights reserved

Table of Contents

The Funds’ History	2
Fund Investment Guidelines	3
All Funds	3
VP Capital Appreciation, VP Growth, VP International and VP Ultra	3
VP Balanced	3
VP Income & Growth	4
VP Large Company Value, VP Mid Cap Value and VP Value	4
Fund Investments and Risks	5
Investment Strategies and Risks	5
Investment Policies	23
Temporary Defensive Measures	25
Portfolio Turnover	25
Disclosure of Portfolio Holdings	26
Management	30
The Board of Directors	30
Officers	36
Code of Ethics	36
Proxy Voting Policies	36
The Funds’ Principal Shareholders	37
Service Providers	37
Investment Advisor	37
Portfolio Managers	39
Transfer Agent and Administrator	42
Sub-Administrator	43
Distributor	43
Custodian Bank	43
Independent Registered Public Accounting Firm	43
Brokerage Allocation	43
Regular Broker-Dealers	45
Information About Fund Shares	45
Multiple Class Structure	46
Valuation of a Fund’s Securities	47
Special Requirements for Large Redemptions	48
Taxes	48
Federal Income Taxes	48
Financial Statements	50
Appendix A – Principal Shareholders	A-1
Appendix B – Explanation of Fixed-Income Securities Ratings	B-1
Appendix C - Proxy Voting Policies	C-1

The Funds’ History
American Century Variable Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 1987. The corporation was known as TCI Portfolios, Inc. until May 1997. Throughout this statement of additional information we refer to American Century Variable Portfolios, Inc., as the corporation.
Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

Fund	Inception Date
VP Balanced
Class I	05/01/1991
Class II	05/02/2016
VP Capital Appreciation
Class I	11/20/1987
Class II	04/25/2014
Class Y	09/22/2017
VP Growth
Class I	05/02/2011
Class II	05/02/2011
VP Income & Growth
Class I	10/30/1997
Class II	05/01/2002
VP International
Class I	05/01/1994
Class II	08/15/2001
VP Large Company Value
Class I	12/01/2004
Class II	10/29/2004
VP Mid Cap Value
Class I	12/01/2004
Class II	10/29/2004
VP Ultra
Class I	05/01/2001
Class II	05/01/2002
VP Value
Class I	05/01/1996
Class II	08/14/2001

Fund Investment Guidelines
This section explains the extent to which the funds’ advisor, American Century Investment Management, Inc. (ACIM), can use various investment vehicles and strategies in managing a fund’s assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 5. In the case of the funds’ principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectuses.
Each fund is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).
All Funds
To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)	no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)
with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds’ prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor’s policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. Subject to the specific limitations applicable to a fund, the funds’ management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques when such a course is deemed appropriate to pursue a fund’s investment objective. Unless otherwise noted, all investment restrictions described below and in each fund’s prospectus are measured at the time of the transaction in the security. If market action affecting fund securities (including, but not limited to, appreciation, depreciation or a credit rating event) causes a fund to exceed an investment restriction, the advisor is not required to take immediate action. Under normal market conditions, however, the advisor’s policies and procedures indicate that the advisor will not make any purchases that will make the fund further outside the investment restriction.
VP Capital Appreciation, VP Growth, VP International and VP Ultra
It is the advisor’s intention that each fund will generally consist of domestic and foreign common stocks, convertible securities and equity equivalent securities. Senior securities that, in the opinion of the portfolio managers, are high-grade issues also may be purchased for defensive purposes.
So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested in securities, regardless of the movement of stock or bond prices, generally. However, should a fund’s investment methodology fail to identify sufficient acceptable securities, or for any other reason, including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. In most circumstances, each fund’s actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund’s cash assets to the market while maintaining liquidity. The managers may not leverage a fund’s portfolio without appropriately segregating assets to cover such positions. See Derivative Instruments, page 8, Futures and Options, page 11 and Short-Term Securities, page 21.
VP Balanced
In general, within the restrictions outlined here and in the fund’s prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the fund’s portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of publicly traded U.S. companies with a market capitalization greater than $2 billion. The fund’s investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its net assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in Fund Investment Guidelines. The portfolio managers also may purchase foreign securities, convertible securities, equity-equivalent securities, futures contracts and similar securities, and short-term securities. For more information regarding equity equivalents, see Equity Equivalents.
The fixed-income portion of the fund generally will be invested in a diversified portfolio of high- and medium-grade government, corporate, mortgage-backed, asset-backed and similar securities. There are no maturity restrictions on the individual securities in which the fund invests. The fixed-income portion of the fund will have a weighted average maturity of three and one-half years or longer. The managers will actively manage the portfolio, adjusting the portfolio’s weighted average maturity in response to expected changes in interest rates. During periods of rising interest rates, or when rates are expected to rise, a shorter-weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund’s net asset value. When interest rates are falling, or expected to fall, and bond prices rising, or expected to rise, a longer-weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the prospectus. For a description of the fixed-income securities rating system, see Explanation of Fixed-Income Securities Ratings, in Appendix B.
To achieve its objective, the fixed-income portion of the fund may invest some or all of its assets in a diversified portfolio of high- and medium-grade debt securities payable in U.S. and up to 10% in foreign currencies. Non-investment-grade securities are subject to greater credit risk and consequently offer higher yields.
The fixed-income portion of VP Balanced may invest in securities that at the time of purchase have been rated by Moody’s, S&P or another nationally recognized statistical rating organization as having at least the following minimum ratings:

Type of Security	General Credit Limit	Moody’s	S&P
Municipal short-term	two highest categories	MIG 2	SP-2
Corporate, sovereign and municipal bonds	five highest categories	Ba	BB
Other types	two highest categories	P-2	A-2
It also may invest in unrated securities if the portfolio managers determine that they are of equivalent credit quality. The fixed-income portion of VP Balanced also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.
Corporate, sovereign and municipal bonds that the fund may buy includes securities rated in the fifth highest rating category, which are known as “medium-grade securities.” Medium-grade securities are somewhat, or in some cases significantly, speculative. While adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal by issuers of fourth-category-rated securities (Moody’s Baa, S&P’s BBB), this sensitivity and exposure to adverse or changing economic conditions is heightened in fifth-category-rated (Moody’s Ba, S&P’s BB) securities. The fixed-income portion of VP Balanced may invest no more than 15% of its total assets in securities rated Ba or BB (or their equivalent).
The fixed-income portion of VP Balanced may invest in U.S. dollar-denominated securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Specifically, it may invest in (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States; and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government. These agencies and instrumentalities may include, but are not limited to, the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Farm Credit Banks, Federal Home Loan Banks and Resolution Funding Corporation.
The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.
VP Income & Growth
VP Income & Growth will generally be invested in equity securities of publicly traded U.S. companies with a market capitalization greater than $2 billion. The fund’s investment approach may cause its investments in equity securities to be more heavily invested in some industries than in others. However, it may not invest more than 25% of the net assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issuer are limited, as described previously in Fund Investment Guidelines. The portfolio managers also may purchase foreign securities, convertible securities, equity-equivalent securities, futures contracts and similar securities, and short-term securities.
VP Large Company Value, VP Mid Cap Value and VP Value
The managers of VP Large Company Value, VP Mid Cap Value and VP Value will invest primarily in stocks of companies that the managers believe are undervalued at the time of purchase. The portfolio managers usually will purchase equity securities of U.S. and foreign companies, but they can purchase other types of securities as well, such as notes, bonds and other debt securities.
Income is a secondary objective of VP Large Company Value, VP Mid Cap Value and VP Value. As a result, a portion of the funds’ assets may consist of debt securities.

Fund Investments and Risks
Investment Strategies and Risks
This section describes investment vehicles and techniques the portfolio managers can use in managing a fund’s assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund’s overall risk profile.
Asset-Backed Securities (ABS)
ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of ABS to enforce its security interest in the underlying assets may be limited. The value of an asset-backed security is affected by changes in the market’s perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.
Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower’s other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.
Some types of ABS may be less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal, another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.
The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.
ABS are generally issued in more than one class, each with different payment terms. Multiple class ABS may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (ABS entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.
Bank Loans
VP Balanced may invest in bank loans, which include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. Typically, these loans hold a senior position in the borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans are usually rated non-investment grade by the rating agencies. An economic downturn generally leads to higher non-payment and default rates by borrowers, and a bank loan can lose a substantial part of its value due to these and other adverse conditions and events. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A fund’s investments in bank loans are subject to credit risk, and there is no assurance that the liquidation of collateral would satisfy the claims of the borrower’s obligations in the event of non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. The interest rates on many bank loans reset frequently, and therefore investors are subject to the risk that the return will be less than anticipated when the investment was first made. Most bank loans, like most investment grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment grade bonds and there may be less publicly available information about them.
A fund eligible to invest in bank loans may purchase bank loans from other lenders (sometimes referred to as loan assignments) or it may also acquire a participation interest in another lender’s portion of the bank loan. Large bank loans to corporations or governments may be shared or syndicated among several lenders, usually commercial or investment banks. A fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. Risks of being a lender include credit risk (the borrower’s ability to meet required principal and interest payments under the terms of the loan), industry risk (the borrower’s industry’s exposure to rapid change or regulation), financial risk (the effectiveness of the borrower’s financial policies and use of leverage), liquidity risk (the adequacy of the borrower’s back-up sources of cash), and collateral risk (the sufficiency of the collateral’s value to repay the loan in the event of non-payment or default by the borrower). If a fund purchases a participation interest, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the credit risk of the borrower.
In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. To mitigate these risks, the fund monitors its short-term liquidity needs in light of the longer settlement period of bank loans. Some bank loan interests may not be registered under the Securities Act of 1933 and therefore not afforded the protections of the federal securities laws.
Convertible Securities
A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.
The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the value of a convertible security fluctuates based upon changes of the underlying security, changes in interest rates and changes in credit quality of the issuer or quality spreads. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.
Counterparty Risk
A fund will be exposed to the credit risk of the counterparties with which, or the brokers, dealers and exchanges through which, it deals, whether it engaged in exchange traded or off-exchange transactions.  If a fund’s futures commission merchant (FCM) becomes bankrupt or insolvent, or otherwise defaults on its obligations to the fund, the fund may not receive all amounts owed to it in respect of its trading, despite the clearinghouse fully discharging all of its obligations.  The Commodity Exchange Act requires an FCM to segregate all funds received from its customers with respect to regulated futures transactions from such FCM’s proprietary funds.  If an FCM were not to do so to the full extent required by law, the assets of an account might not be fully protected in the event of the bankruptcy of an FCM.  Furthermore, in the event of an FCM’s bankruptcy, a fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of an FCM’s combined customer accounts, even though certain property specifically traceable to the fund (for example, U.S. Treasury bills deposited by the fund) was held by an FCM.  FCM bankruptcies have occurred in which customers were unable to recover from the FCM’s estate the full amount of their funds on deposit with such FCM and owing to them.  Such situations could arise due to various factors, or a combination of factors, including inadequate FCM capitalization, inadequate controls on customer trading and inadequate customer capital.  In addition, in the event of the bankruptcy or insolvency of a clearinghouse, the fund might experience a loss of funds deposited through its FCM as margin with the clearinghouse, a loss of unrealized profits on its open positions, and the loss of funds owed to it as realized profits on closed positions.  Such a bankruptcy or insolvency might also cause a substantial delay before the fund could obtain the return of funds owed to it by an FCM who was a member of such clearinghouse.
Because bi-lateral derivative transactions are traded between counterparties based on contractual relationships, a fund is subject to the risk that a counterparty will not perform its obligations under the related contracts.  Although each fund intends to enter into transactions only with counterparties which the advisor believes to be creditworthy, there can be no assurance that a counterparty will not default and that the funds will not sustain a loss on a transaction as a result. In situations where a fund is required to post margin or other collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets.  As a result, in the event of the counterparty’s bankruptcy or insolvency, a fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and a fund may be exposed to the risk of a court treating a fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.
A fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.  There can be no assurance that an issuer of an instrument in which a fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that a fund will not sustain a loss on a transaction as a result.
Transactions entered into by a fund may be executed on various U.S. and non-U.S. exchanges, and may be cleared and settled through various clearinghouses, custodians, depositories and prime brokers throughout the world.  Although a fund attempts to execute, clear and settle the transactions through entities the advisor believes to be sound, there can be no assurance that a failure by any such entity will not lead to a loss to a fund.
Cyber Security Risk
As the funds increasingly rely on technology and information systems to operate, they become susceptible to operational risks linked to security breaches in those information systems. Both calculated attacks and unintentional events can cause failures in the funds’ information systems. Cyber attacks can include acquiring unauthorized access to information systems, usually through hacking or the use of malicious software, for purposes of stealing assets or confidential information, corrupting data, or disrupting fund operations. Cyber attacks can also occur without direct access to information systems, for example by making network services unavailable to intended users. Cyber security failures by, or breaches of the information systems of, the advisor, distributors, broker-dealers, other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities the fund invests in may also cause disruptions and impact the funds’ business operations.  Breaches in information security may result in financial losses, interference with the funds’ ability to calculate NAV, impediments to trading, inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Additionally, the funds may incur substantial costs to prevent future cyber incidents. The funds have business continuity plans in the event of, and risk management systems to help prevent, such cyber attacks, but these plans and systems have limitations, including the possibility that certain risks have not been identified. Moreover, the funds do not control the cyber security plans and systems of our service providers and other third party business partners. The funds and their shareholders could be negatively impacted as a result.
Debt Securities
Each of the funds (other than VP Balanced, for whom investing in debt securities is required) may invest in debt securities. The secondary objective of VP Large Company Value, VP Mid Cap Value and VP Value is income creation. The funds may invest in debt securities when the portfolio managers believe such securities represent an attractive investment for the fund. These funds may invest in debt securities for income, or as a defensive strategy when the managers believe adverse economic or market conditions exist.
In the event of exceptional market or economic conditions, the funds (except VP Income & Growth) may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective. All funds, except as described below, generally will limit their purchases of debt securities to investment-grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody’s Investors Service, Inc. or BBB or better by Standard & Poor’s Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody’s, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P’s belief that a security exhibits an adequate capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See Explanation of Fixed-Income Securities Ratings, Appendix B.
VP Balanced will invest at least 80% of the fund’s fixed-income assets in securities that are rated within the four highest categories by a nationally recognized statistical rating organization. Up to 15% may be invested in securities rated in the fifth category.
VP Large Company Value, VP Mid Cap Value and VP Value may invest up to 5% of their assets in high-yield securities. These securities, sometimes referred to as “junk bonds,” are higher risk debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality. There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund’s portfolio may be invested.
Debt securities rated lower than Baa by Moody’s or BBB by S&P, or their equivalent, are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by a fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the fund’s investment objective. See Explanation of Fixed-Income Securities Ratings, Appendix B.
If the aggregate value of high-yield securities exceeds 5% of a fund’s assets because of their market appreciation or other assets’ depreciation, the funds will not necessarily sell them. Instead, the portfolio managers will not purchase additional high-yield securities until their value is less than 5% of a fund’s assets. Portfolio managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.
In addition to other factors that will affect its value, the value of a fund’s investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund’s shares.
Derivative Instruments
To the extent permitted by its investment objectives and policies, each of the funds may invest in instruments that are commonly referred to as derivative instruments. Generally, a derivative instrument is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Examples of common derivative instruments include futures contracts, warrants, structured notes, credit default swaps, options contracts, swap transactions and forward currency contracts. Certain derivative instruments are described more accurately as index/structured instruments. Index/structured instruments are derivative instruments whose value or performance is linked to other equity securities, currencies, interest rates, indices or other financial indicators (reference indices).
Some derivative instruments, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.
There are many different types of derivative instruments and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
The return on a derivative instrument may increase or decrease, depending upon changes in the reference index or instrument to which it relates.
There are risks associated with investing in derivatives, including:

•
the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate or that the value of the structured or derivative instrument will not move or react to changes in the underlying security, interest rate, market index or other financial asset as anticipated;

•	the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;

•
the risk that daily limits on price fluctuations and speculative position limits on exchanges on which a fund may conduct its transactions in derivative instruments may prevent profitable liquidation of positions, subjecting a fund to the potential of greater losses;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment;

•	the risk that a fund will have an obligation to deliver securities or currency pursuant to a derivatives transaction that such fund does not own at the inception of the derivatives trade;

•	the risk that the counterparty will fail to perform its obligations; and

•	the risk that a fund will be subject to higher volatility because some derivative instruments create leverage.
The funds’ Board of Directors has reviewed the advisor’s policy regarding investments in derivative instruments. That policy specifies factors that must be considered in connection with a purchase of derivative instruments. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative instruments to the Board of Directors as necessary.
Equity Equivalents
In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include common stock, preferred stock, securities convertible into common stock, stock futures contracts and stock index futures contracts.
The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.
Foreign Currency Transactions and Forward Exchange Contracts
A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.
Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)
Settlement Hedges or Transaction Hedges. When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency-denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a “settlement hedge” or “transaction hedge,” protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., “settled”). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as “anticipatory hedging.”

(2)
Position Hedges. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a “position hedge.” For example, if a fund owned securities denominated in Euros, it could enter into a forward contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro’s value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund’s existing investments are denominated. This type of hedge, often called a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund’s best interests may be served.
At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.
It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)
Shifting Currency Exposure (VP International Only). This fund may also enter into forward contracts to shift their investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team’s skill in analyzing currency values. Currency management strategies may substantially subject a fund’s investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency’s value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency’s appreciation. Similarly, if the portfolio managers increase a fund’s exposure to a currency and that currency’s value declines, a fund will sustain a loss. There is no assurance that the portfolio managers’ use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.
The funds will generally cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of a fund’s commitments under forward contracts.
Foreign Securities
An unlimited portion of each fund’s assets may be invested in the securities of issuers located in foreign countries, including foreign governments, when securities meet its standards of selection, except for VP Mid Cap Value and VP Value, which may invest up to 35% of their assets in foreign securities, and VP Large Company Value, which may invest up to 20% of its assets in foreign securities. In addition, VP Income & Growth, VP Large Company Value, VP Value and VP Mid Cap Value will limit their purchases of foreign securities to those of issuers whose principal business activities are located in developed countries. In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider a security to be a developed country security if its issuer is located in the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Securities of foreign issuers may trade in the U.S. or foreign securities markets.
Investments in foreign securities may present certain risks, including:
Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and buy currency restrictions, exchange control regulation, currency devaluations and political developments.
Social, Political and Economic Risk. The economies of many of the countries in which the funds may invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.
Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies and there may be less stringent investor protection and disclosure standards in some foreign markets. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.
Market and Trading Risk. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid, more volatile and harder to value than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.
Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.
Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.
Emerging Markets Risk. Each fund other than VP Income & Growth, VP Large Company Value, VP Mid Cap Value and VP Value, may invest its holdings in securities of issuers located in emerging market (developing) countries. The funds consider “emerging market countries” to include all countries that are not considered by the advisor to be developed countries, which are listed on page 10.
Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.
The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.
Sanctions. The U.S. may impose economic sanctions against companies in various sectors of certain countries. This could limit a fund’s investment opportunities in such countries, impairing the fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective. For example, a fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a fund to freeze its existing investments in sanctioned companies, prohibiting the fund from selling or otherwise transacting in these investments. Current sanctions or the threat of potential sanctions may also impair the value or liquidity of affected securities and negatively impact a fund.
Risk of Focusing Investment on Region or Country. Investing a significant portion of assets in one country or region makes a fund more dependent upon the political and economic circumstances of that particular country or region.
Eurozone Investment Risk. The recent global economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sector of many European countries. For example, the governments of Greece, Spain, Portugal and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which are still unknown and may slow the overall recovery of the European economies from the recent global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or agencies. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in an economic downturn that could significantly affect the value of the fund’s European investments.
The Economic and Monetary Union of the European Union (EMU) is comprised of the European Union members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU. The euro currency may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally. One or more countries could depart from the EU, which could further weaken the EMU and, by extension, its remaining members.
Futures and Options
Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Generally, futures transactions will be used to:

•	protect against a decline in market value of the fund’s securities (taking a short futures position);

•	protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position); or

•	provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.
Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund’s investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.
Although other techniques may be used to control a fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions, provided that the transactions are consistent with the fund’s investment objectives. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.
Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases, the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).
Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund’s investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.
By buying a put option, a fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price and in return a fund pays the current market price for the option (known as the option premium). A fund may terminate its position in a put option it has purchased by allowing it to expire, by exercising the option or by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a fund will lose the entire premium it paid. If a fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss limited to the amount of the premium paid, plus related transaction costs.
The features of call options are essentially the same as those of put options, except that the buyer of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. The buyer of a typical call option can expect to realize a gain if the value of the underlying instrument increases substantially and can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
When a fund writes a put option, it takes the opposite side of the transaction from the option’s buyer. In return for the receipt of the premium, a fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. Otherwise, a fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the price of the underlying instrument rises, a put writer would generally realize as profit the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put writer would expect to suffer a loss.
A fund writing a call option is obligated to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. Writing calls generally is a profitable strategy if the price of the underlying instrument remains the same or falls. A call writer offsets part of the effect of a price decline by receipt of the option premium, but gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.
Risks Related to Futures and Options Transactions
Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund’s return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.
A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.
Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Options on Futures
By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.
Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option’s underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.
Restrictions on the Use of Futures Contracts and Options
Each fund may enter into futures contracts, options, options on futures contracts, or swap agreements as permitted by its investment policies and the Commodity Futures Trading Commission (CFTC) rules. The advisor to each fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, the advisor is not subject to registration or regulation as a commodity pool operator under that Act with respect to its provision of services to each fund.
The CFTC recently adopted certain rule amendments that may impose additional limits on the ability of a fund to invest in futures contracts, options on futures, swaps, and certain other commodity interests if its investment advisor does not register with the CFTC as a “commodity pool operator” with respect to such fund. It is expected that the funds will be able to execute their investment strategies within the limits adopted by the CFTC’s rules. As a result, the advisor does not intend to register with the CFTC as a commodity pool operator on behalf of any of the funds. In the event that one of the funds engages in transactions that necessitate future registration with the CFTC, the advisor will register as a commodity pool operator and comply with applicable regulations with respect to that fund.
To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts, options and swap agreements.
Inflation-linked Securities
VP Balanced may purchase inflation-linked securities issued by the U.S. Treasury, U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities.
Inflation-linked securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-linked securities provide this protected return only if held to maturity. In addition, inflation-linked securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-linked securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-linked securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.
An investment in securities featuring inflation-indexed principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-indexed principal of the security or the value of the stripped components will decrease. If any of these possibilities are realized, a fund’s net asset value could be negatively affected.
Inflation-linked Treasury Securities
Inflation-linked U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate. Inflation-linked U.S. Treasury securities may be issued in either note or bond form. Inflation-linked U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-linked U.S. Treasury bonds have maturities of more than 10 years.
Inflation-linked U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-linked U.S. Treasury securities are auctioned and issued on a quarterly basis.
Structure and Inflation Index – The principal value of inflation-linked U.S. Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-linked U.S. Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (Consumer Price Index) published monthly by the U.S. Department of Labor’s Bureau of Labor Statistics.
Semiannual coupon interest payments are made at a fixed percentage of the inflation-linked principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-linked U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.
Indexing Methodology - The principal value of inflation-linked U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-linked principal amount by one-half the stated rate of interest on each interest payment date.
Taxation - The taxation of inflation-linked U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-indexed principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made, investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.
Inflation-linked U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-indexed principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-linked U.S. Treasury securities would not generate enough cash in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-linked U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.
Investors in a fund will receive dividends that represent both the interest payments and the principal adjustments of the inflation-linked securities held in the fund’s portfolio. An investment in a fund may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-linked securities. For more information about taxes and their effect on you as an investor in the funds, see Taxes, page 48.
U.S. Government Agencies
A number of U.S. government agencies and instrumentalities other than the U.S. Treasury may issue inflation-linked securities. Some U.S. government agencies have issued inflation-linked securities whose design mirrors that of the inflation-linked U.S. Treasury securities described above.
Other Entities
Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-linked securities. While some entities have issued inflation-linked securities whose design mirrors that of the inflation-linked U.S. Treasury securities described above, others utilize different structures. For example, the principal value of these securities may be adjusted with reference to the Consumer Price Index, but the semiannual coupon interest payments are made at a fixed percentage of the original issue principal. Alternatively, the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer Price Index.
Initial Public Offerings
The funds may invest in initial public offerings (IPOs) of common stock or other equity securities issued by a company. The purchase of securities in an IPO may involve higher transaction costs than those associated with the purchase of securities already traded on exchanges or other established markets. In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer and other factors. These factors may cause IPO shares to be volatile in price. While a fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a magnified impact (either positive or negative) on performance if a fund’s assets are relatively small. The impact of IPOs on a fund’s performance may tend to diminish as assets grow.
Inverse Floaters
VP Balanced may invest in inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).
Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.
In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)
Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which typically is held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii)
Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.
Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.
Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.
The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.
Investment in Issuers with Limited Operating Histories
Each fund may invest a portion of its assets in the equity securities of issuers with limited operating histories. VP Balanced, VP Capital Appreciation, VP Growth, VP Income & Growth, VP International, VP Large Company Value, VP Mid Cap Value, VP Ultra and VP Value may invest up to 5% of their assets in such companies. The portfolio managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.
Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund’s investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.
Loans of Portfolio Securities
In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund’s total assets valued at market, however, this limitation does not apply to purchases of debt securities in accordance with the fund’s investment objectives, policies and limitations, or to repurchase agreements with respect to portfolio securities.
Cash received from the borrower as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. If a borrower defaults on a securities loan because of insolvency or other reasons, the lending fund could experience delays and costs in recovering the securities loan, the lending fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor adheres to guidelines prescribed by the Board of Directors governing lending of securities. These guidelines strictly govern:

(1)	the type and amount of collateral that must be received by the fund;

(2)	the circumstances under which additions to that collateral must be made by borrowers;

(3)	the return to be received by the fund on the loaned securities;

(4)	the limitations on the percentage of fund assets on loan; and

(5)	the credit standards applied in evaluating potential borrowers of portfolio securities.
In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recover of securities from borrowers.
Mortgage-Backed Securities
Background
A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.
Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.
Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.
As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.
A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.
GNMA Certificates
The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Department of Veterans Affairs under the Servicemen’s Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans; (b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower’s monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.
Fannie Mae Certificates
The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.
Fannie Mae certificates represent a pro rata interest in one or more pools of FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans; (d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.
Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S. government. See Recent Events Regarding Fannie Mae and Freddie Mac below.
Freddie Mac Certificates
The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.
Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.
Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate. Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government. See Recent Events Regarding Fannie Mae and Freddie Mac below.
Recent Events Regarding Fannie Mae and Freddie Mac
Since September 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (FHFA). In addition, the U.S. Treasury has entered into senior preferred stock purchase agreements (PSPA) to provide additional financing to Fannie Mae and Freddie Mac. Three amendments have been made to the original agreement and PSPA, each of which has further strengthened the credit worthiness of these entities. The most recent amendment eliminates the requirement to pay a 10% preferred stock dividend in exchange for a quarterly sweep of net worth. This in turn eliminates any need to borrow from the Treasury to pay dividends and was intended to strengthen the financial commitment to these enterprises.
The future status and role of Fannie Mae or Freddie Mac could be impacted by, among other things, the actions taken and restrictions placed on Fannie Mae or Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s or Freddie Mac’s operations and activities under the senior preferred stock purchase agreements, market responses to developments at Fannie Mae or Freddie Mac, and future legislative, regulatory, or legal action that alters the operations, ownership, structure and/or mission of Fannie Mae or Freddie Mac, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Fannie Mae and Freddie Mac.
Collateralized Mortgage Obligations (CMOs)
A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans’ Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.
In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.
As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.
Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.
The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.
As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.
The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche — known as a companion bond, support or non-PAC bond — that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.
Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments. Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.
Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.
The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund’s other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.
Commercial Mortgage-Backed Securities (CMBS)
CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors. The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.
Adjustable Rate Mortgage Securities
Adjustable rate mortgage securities (ARMs) have interest rates that reset at periodic intervals. Acquiring ARMs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMs are based. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARM does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities.
In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Mortgage Dollar Rolls
VP Balanced may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in high-quality short duration investments, which may enhance the fund’s current yield and total return. Such investments may have a leveraging effect, increasing the volatility of the fund.
For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such securities to determine that the value equals or exceeds the mortgage dollar roll contract price.
A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.
Municipal Bonds
Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.
General obligation (GO) bonds are issued by states, counties, cities, towns, school districts and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.
Revenue bonds are not backed by an issuer’s taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities and hospitals.
Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility’s operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.
Some longer-term municipal bonds allow an investor to “put” or sell the security at a specified time and price to the issuer or other “put provider.” If a put provider fails to honor its commitment to purchase the security, the fund may have to treat the security’s final maturity as its effective maturity, lengthening the fund’s weighted average maturity and increasing the volatility of the fund.
Municipal Notes
Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.
Tax anticipation notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.
Revenue anticipation notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.
Bond anticipation notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.
Other Investment Companies
Each of the funds may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, a fund’s investment in such securities, subject to certain exceptions, currently is limited to:

(a)	3% of the total voting stock of any one investment company;

(b)	5% of the fund’s total assets with respect to any one investment company; and

(c)	10% of the fund’s total assets in the aggregate.
A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.
Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers’ commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.
ETFs are a type of fund bought and sold on a security exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. Additionally, ETFs have management fees, which increase their cost.
Repurchase Agreements
Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.
A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund’s money is invested in the security.
Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund’s risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.
The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds’ advisor.
Repurchase agreements maturing in more than seven days would count toward a fund’s 15% limit on illiquid securities.
Restricted and Illiquid Securities
The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds’ criteria for selection. Restricted securities include securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration, or that are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered “restricted securities,” they are not necessarily illiquid.
With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
Because the secondary market for such securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund’s liquidity. Each of the funds may invest no more than 15% of the value of its assets in illiquid securities.
Short Sales
A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.
In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.
Short-Term Securities
In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund’s portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.
Examples of those securities include:

•	Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

•	Commercial Paper;

•	Certificates of Deposit and Euro Dollar Certificates of Deposit;

•	Bankers’ Acceptances;

•	Short-term notes, bonds, debentures or other debt instruments;

•	Repurchase agreements; and

•	Money Market funds.
Swap Agreements
Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, including inflation indexes, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on LIBOR.
The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.
Whether a fund’s use of swap agreements will be successful depends on the advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness or that are cleared through a Derivatives Clearing Organization (“DCO”). Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds’ ability to use swap agreements.
The swaps market is an evolving market and was largely unregulated prior to the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The Dodd-Frank Act and related regulatory developments have imposed several new requirements on swap market participants, including: (i) new registration and business conduct requirements on swap dealers; (ii) mandatory execution of certain swaps on swap execution facilities or designated contract markets; and (iii) mandatory clearing of certain swaps with DCOs. The mandatory execution and clearing requirements will occur on a phased-in basis. Although central clearing is designed to decrease counterparty risk, it does not do so entirely since a fund will still be subject to the credit risk of the central clearing entity. In addition, swaps that are not cleared will be subject to regulatory collateral requirements that could limit or adversely affect a fund’s ability to enter into such swaps. Additionally, such collateral requirements, or other government regulations, could cause a fund to terminate new or existing swaps or to realize amounts to be received under such instruments at inopportune times.
U.S. Government Securities
U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.
A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, and the Resolution Funding Corporation.
Some agency securities are backed by the full faith and credit of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.
Interest rates on agency securities may be fixed for the term of the investment (fixed-rate agency securities) or tied to prevailing interest rates (floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.
Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation’s yield to maturity.
Interest Rate Resets on Floating-Rate U.S. Government Agency Securities
Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.
Variable-, Floating- and Auction-Rate Securities
Variable- and floating-rate securities, including floating-rate notes (FRNs), provide for periodic adjustments to the interest rate. The adjustments are generally based on an index-linked formula, or determined through a remarketing process.
These types of securities may be combined with a put or demand feature that permits the fund to demand payment of principal plus accrued interest from the issuer or a financial institution. One example is the variable-rate demand note (VRDN). VRDNs combine a demand feature with an interest rate reset mechanism designed to result in a market value for the security that approximates par. VRDNs are generally designed to meet the requirements of money market fund Rule 2a-7.
Auction rate securities (ARS) are variable rate bonds whose interest rates are reset at specified intervals through a Dutch auction process. A Dutch auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the ARS to take place at par. All accepted bids and holders of the ARS receive the same rate. ARS holders rely on the liquidity generated by the Dutch auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an ARS may become illiquid until either a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.

When-Issued and Forward Commitment Agreements
The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.
For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.
When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.
In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund’s payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.
Zero-Coupon and Step-Coupon Securities
The funds may purchase zero-coupon debt securities. Zero-coupon securities do not make regular cash interest payments, and are sold at a deep discount to their face value.
The funds may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security, coupon or interest payments may increase to predetermined rates at future dates. The issuer generally retains the right to call the security. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value.
Although zero-coupon and certain step-coupon securities may not pay current cash income, federal income tax law requires the holder to include in income each year the portion of any original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of any original issue discount and other noncash income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.
Investment Policies
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.
For purposes of a fund’s investment policies, the party identified as the “issuer” of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.
Fundamental Investment Policies
The funds’ fundamental investment policies are set forth below. These investment policies, a fund’s investment objective set forth in its prospectus, and a fund’s status as diversified may not be changed without approval of a majority of the outstanding votes of shareholders of a fund. Under the Investment Company Act, the vote of a majority of the outstanding votes of shareholders means, the vote of (A) 67 percent or more of the voting securities present at a shareholder meeting, if the holders of more than 50 percent of the outstanding voting securities are present or represented by proxy; or (B) more than 50 percent of the outstanding voting securities, whichever is less.

Subject	Policy
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing
A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending
A fund may not lend any security or make any other loan if, as a result, more than 33⅓% of the fund’s total assets would be lent to other parties except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate
A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration
A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting
A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities
A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control	A fund may not invest for purposes of exercising control over management.

For purposes of the investment policy relating to senior securities, a fund may borrow from any bank provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of such fund. In the event that such asset coverage falls below 300%, the fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings is at least 300%. In addition, when a fund enters into certain transactions involving potential leveraging, it will hold offsetting positions or segregate assets to cover such obligations at levels consistent with the guidance of the SEC and its staff.
For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century Investments-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. For purposes of the funds’ investment policy relating to borrowing, short positions held by the funds are not considered borrowings.
For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s net assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations (except that an Industrial Development Bond backed only by the assets and revenues of a non-governmental user will be deemed to be an investment in the industry represented by such user);

(b)	wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

(c)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and

(d)	personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies
In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Liquidity
A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales
A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin
A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures and Options
A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.

Issuers with Limited Operating Histories
The funds may invest in the equity securities of issuers with limited operating histories. See Investment in Issuers with Limited Operating Histories under Fund Investments and Risks. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

For purposes of the funds’ investment policy relating to leveraging, short positions held by the funds are not considered borrowings.
The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.
Temporary Defensive Measures
For temporary defensive purposes, each fund (except VP Income & Growth) may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may invest a portion of its assets in money market, cash, cash-equivalents or other short-term securities.
Examples of those securities include:

•	securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

•	commercial paper;

•	interest-bearing bank accounts or certificates of deposit;

•	short-term notes, bonds, or other debt instruments;

•	repurchase agreements; and

•	money market funds.
To the extent a fund assumes a defensive position, it may not achieve its investment objective.
Portfolio Turnover
The portfolio turnover rate of each fund for its most recent fiscal year is included in the Fund Summary section of that fund’s prospectus. The portfolio turnover rate for each fund’s last five fiscal years (or a shorter period if the fund is less than five years old) is shown in the Financial Highlights tables in the prospectus. Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the manager’s investment outlook.
VP Large Company Value
The portfolio managers of VP Large Company Value purchase portfolio securities with a view to the long-term investment merits of each security and, consequently, the fund may hold its investment securities for several years. However, the decision to purchase or sell any security is ultimately based upon the anticipated contribution of the security to the stated objective of the fund. In order to achieve the fund’s objective, the portfolio managers may sell a given security regardless of the time it has been held in the portfolio.

Portfolio turnover may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are characterized as ordinary income. Higher turnover would generate correspondingly higher brokerage commissions, which is a cost the fund pays directly.

Other Funds
With respect to each other fund, the managers may sell securities without regard to the length of time the security has been held. Accordingly, each fund’s portfolio turnover rate may be substantial.
The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund’s investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers’ expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.
When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.
Because investment decisions are based on a particular security’s anticipated contribution to a fund’s investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund’s investment objective. As a result, a fund’s annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are characterized as ordinary income.
Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.
Disclosure of Portfolio Holdings
The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.
Distribution to the Public
Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and Exchange Commission within 60 days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.
Top 10 holdings for each fund will be made available for distribution 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Portfolio characteristics that are derived from portfolio holdings but do not identify any specific security will be made available for distribution 15 days after the end of the period to which such data relates. Characteristics that identify any specific security will be made available 30 days after the end of the period to which such data relates. Characteristics in both categories will generally be posted on americancentury.com at approximately the time they are made available for distribution. Data derived from portfolio returns and any other characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics to or from those considered confidential at any time.
Any American Century Investments fund that sells securities short as an investment strategy will disclose full portfolio holdings only in annual and semi-annual shareholder reports and on form N-Q. These funds will make long holdings available for distribution 30 days after the end of each calendar quarter, but the funds will keep short holdings confidential. Top 10 long holdings and portfolio characteristics will be made available for distribution in accordance with the policies set forth above.
So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds’ shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure
The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.
Ongoing Arrangements
Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary’s or consultant’s clients, and the review of fund performance for ERISA fiduciary purposes.
In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds’ distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor’s legal department. The advisor’s compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.
Those parties who have entered into non-disclosure agreements as of March 31, 2017 are as follows:

•	AllianceBernstein L.P.

•	American Fidelity Assurance Co.

•	Ameritas Life Insurance Corporation

•	AMP Capital Investors Limited

•	Annuity Investors Life Insurance Company

•	Aon Hewitt Investment Consulting

•	Athene Annuity & Life Assurance Company

•	AUL/American United Life Insurance Company

•	AXA Equitable Funds Management Group, LLC

•	Bell Globemedia Publishing

•	Bellwether Consulting, LLC

•	Bidart & Ross, Inc.

•	BNY Mellon Performance & Risk Analytics, LLC

•	Callan Associates, Inc.

•	Calvert Asset Management Company, Inc.

•	Cambridge Associates, LLC

•	Cambridge Financial Services, Inc.

•	Capital Cities, LLC

•	Charles Schwab & Co., Inc.

•	Cleary Gull Inc.

•	Commerce Bank

•	Connecticut General Life Insurance Company

•	Corning Incorporated

•	Curcio Webb LLC

•	Deutsche AM Distributors, Inc.

•	EquiTrust Life Insurance Company

•	Farm Bureau Life Insurance Company

•	First MetLife Investors Insurance Company

•	Fund Evaluation Group, LLC

•	Gavion, LLC

•	Great-West Financial Retirement Plan Services, LLC

•	The Guardian Life Insurance Company of America

•	Hewitt Associates LLC

•	ICMA Retirement Corporation

•	InvesTrust Consulting, LLC

•	Iron Capital Advisors

•	Jefferson National Life Insurance Company

•	JLT Investment Management Limited

•	John Hancock Financial Services, Inc.

•	Kansas City Life Insurance Company

•	Kmotion, Inc.

•	Korea Investment Management Co. Ltd.

•	Legal Super Pty Ltd.

•	The Lincoln National Life Insurance Company

•	Lipper Inc.

•	Marquette Associates

•	Massachusetts Mutual Life Insurance Company

•	Mercer Investment Management, Inc.

•	Merrill Lynch

•	MetLife Insurance Company USA

•	Midland National Life Insurance Company

•	Minnesota Life Insurance Company

•	Modern Woodmen of America

•	Montana Board of Investments

•	Morgan Stanley Smith Barney LLC

•	Morningstar Investment Management LLC

•	Morningstar, Inc.

•	Morningstar Investment Services, Inc.

•	MUFG Union Bank, NA

•	Mutual of America Life Insurance Company

•	National Life Insurance Company

•	Nationwide Financial

•	NEPC

•	The Newport Group

•	Nomura Asset Management U.S.A. Inc.

•	Nomura Securities International, Inc.

•	Northwestern Mutual Life Insurance Co.

•	NYLIFE Distributors, LLC

•	Old Mutual Global Investors (UK) Limited

•	Pacific Life Insurance Company

•	Pavilion Advisory Group Inc.

•	Principal Life Insurance Company

•	Prudential Financial

•	RidgeWorth Capital Management, Inc.

•	Rocaton Investment Advisors, LLC

•	RSM US Wealth Management LLC

•	RVK, Inc.

•	S&P Financial Communications

•	Security Benefit Life Insurance Co.

•	Shinhan BNP Paribas Asset Management

•	Slocum

•	SunTrust Bank

•	Symetra Life Insurance Company

•	Tokio Marine Asset Management Co., Ltd.

•	Towers Watson Investment Services, Inc.

•	Towers Watson Limited

•	UBS Financial Services, Inc.

•	UBS Wealth Management

•	Valic Financial Advisors Inc.

•	VALIC Retirement Services Company

•	Vestek Systems, Inc.

•	Voya Retirement Insurance and Annuity Company

•	Wells Fargo Bank, N.A.

•	Wilshire Associates Incorporated
Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)	Full holdings quarterly as soon as reasonably available;

(2)	Full holdings monthly as soon as reasonably available;

(3)	Top 10 holdings monthly as soon as reasonably available; and

(4)	Portfolio characteristics monthly as soon as reasonably available.
The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.
Single Event Requests
In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund’s holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.
In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.
Service Providers
Various service providers to the funds and the funds’ advisor must have access to some or all of the funds’ portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds’ custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information. In addition, the funds’ investment advisor may use analytical systems provided by third party data aggregators who have access to the funds’ portfolio holdings daily, with no lag. These data aggregators enter into separate non-disclosure agreements after authorization by an appropriate officer of the advisor. The agreements with service providers and data aggregators generally require that they treat the funds’ portfolio holdings information confidentially until the public distribution date and represent that the information will be used only for the legitimate services it provides (i.e., not for trading).
Additional Safeguards
The advisor’s policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders, including procedures to address conflicts between the interests of shareholders and those of the advisor and its affiliates. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. In the event that a request for portfolio holdings or characteristics creates a potential conflict of interest that is not addressed by the safeguards and procedures described above, the advisor’s procedures require that such requests may only be granted with the approval of the advisor’s legal department and the relevant chief investment officers. In addition, distribution of portfolio holdings information, including compliance with the advisor’s policies and the resolution of any potential conflicts that may arise, is monitored quarterly by the advisor’s compliance department. Finally, the funds’ Board of Directors exercises oversight of disclosure of the funds’ portfolio securities. The board has received and reviewed a summary of the advisor’s policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.
Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.
The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.
Management
The Board of Directors
The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Advisory Board Director	Since 2017	Retired	81	SquareTwo Financial; Barings (formerly Babson Capital Funds Trust) (2013 to 2016)
Barry Fink (1955)	Director	Since 2012(independent since 2016)	Retired; Executive Vice President, ACC (2007 to 2013); President, ACS (2007 to 2013); Chief Operating Officer, ACC (2007 to 2012)	81	None
Andrea C. Hall (1945)	Director	Since 1997	Retired	81	None
Jan M. Lewis (1957)	Director	Since 2011	Retired; President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization) (2006 to 2013)	81	None
James A. Olson (1942)	Director and Chairman of the Board	Since 2007 (Chairman since 2014)	Member, Plaza Belmont LLC (private equity fund manager) (1999 to present)	81	Saia, Inc. (2002 to 2012) and EPR Properties (2003 to 2013)
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	81	Euronet Worldwide Inc.; MGP Ingredients, Inc.; and DST Systems Inc. (1996 to 2012)
John R. Whitten (1946)	Director	Since 2008	Retired	81	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired	81	None
Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	126	BioMed Valley Discoveries, Inc.
Qualifications of Directors
Generally, no one factor was decisive in the selection of the directors to the board. Qualifications considered by the board to be important to the selection and retention of directors include the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s educational background and accomplishments; (iii) the individual’s experience and expertise performing senior policy-making functions in business, government, education, accounting, law and/or administration; (iv) how the individual’s expertise and experience would contribute to the mix of relevant skills and experience on the board; (v) the individual’s ability to work effectively with the other members of the board; and (vi) the individual’s ability and willingness to make the time commitment necessary to serve as an effective director. In addition, the individuals’ ability to review and critically evaluate information, their ability to evaluate fund service providers, their ability to exercise good business judgment on behalf of fund shareholders, their prior service on the board, and their familiarity with the funds are considered important assets.
When assessing potential new directors, the board has a policy of considering individuals from various and diverse backgrounds. Such diverse backgrounds may include differences in professional experience, education, individual skill sets and other individual attributes. Additional information about each director’s individual educational and professional experience (supplementing the information provided in the table above) follows and was considered as part of his or her nomination to, or retention on, the board.
Thomas W. Bunn: BS in Business Administration, Wake Forest University; MBA in Finance, University of North Carolina at Chapel Hill; formerly Vice Chairman and President, KeyCorp (banking services); 23 years of experience in investment, commercial and corporate banking managing directorship roles with Bank of America
Barry Fink: BA in English and History, Binghamton University; Juris Doctorate, University of Michigan; formerly held leadership roles during a 20-year career with Morgan Stanley Investment Management; formerly asset management and securities law attorney at Seward & Kissel; serves on the Executive Committee of the Board of Directors of ICI Mutual Insurance Company
Andrea C. Hall: BS in Biology, Florida State University; PhD in Biology, Georgetown University; formerly, advisor to the President, Senior Vice President and Director of Research Operations, Midwest Research Institute
Jan M. Lewis: BS in Civil Engineering, University of Nebraska and MBA, Rockhurst College; Graduate Certificate in Financial Markets and Institutions, Boston University, formerly, President, BUCON, Inc. (full-service design-build construction company); 20 years of experience with Butler Manufacturing Company (metal buildings producer) and its subsidiaries
James A. Olson: BS in Business Administration and MBA, St. Louis University; CPA; formerly, Chief Financial Officer, Plaza Belmont LLC; 21 years of experience as a partner in the accounting firm of Ernst & Young LLP
M. Jeannine Strandjord: BS in Business Administration and Accounting, University of Kansas; CPA; formerly, Senior Vice President, Transformation, Senior Vice President of Financial Services and Treasurer and Chief Financial Officer, Global Markets Group; Sprint Corporation; formerly, with the accounting firm of Ernst & Whinney; formerly, Director, Charming Shoppes, Inc.
Jonathan S. Thomas: BA in Economics, University of Massachusetts; MBA, Boston College; formerly held senior leadership roles with Fidelity Investments, Boston Financial Services, Bank of America and Morgan Stanley; serves on the Board of Governors of the Investment Company Institute
John R. Whitten: BS in Business Administration, Cleveland State University; CPA; formerly, Chief Financial Officer and Treasurer, Applied Industrial Technologies, Inc. (bearings and power transmission company); thirteen years of experience with accounting firm Deloitte & Touche LLP
Stephen E. Yates: BS and MS in Industrial Engineering, University of Alabama; formerly, Executive Vice President, Technology & Operations, Key Corp (banking services); formerly, President, USAA Information Technology Company (financial services); 33 years of experience in Information Technology; formerly, Director, Applied Industrial Technologies, Inc.
Responsibilities of the Board
The board is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreements. Directors also have significant responsibilities under the federal securities laws. Among other things, they:

•	oversee the performance of the funds;

•	oversee the quality of the advisory and shareholder services provided by the advisor and other service providers to the funds;

•	review annually the fees paid to the advisor for its services;

•	monitor potential conflicts of interest between the funds and their affiliates, including the advisor;

•	oversee custody of assets and the valuation of securities; and

•	oversee the funds’ compliance program.
In performing their duties, board members receive detailed information about the funds, the advisor and other service providers to the funds regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management.
The board has all powers necessary or convenient to carry out its responsibilities. Consequently, the board may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ shareholders. They may increase or reduce the number of board members and may, subject to the Investment Company Act, fill board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees consisting of two or more directors who may exercise the powers and authority of the board as determined by the directors. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any board committee and to any agent or employee of the funds or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for a fund.
To communicate with the board, or a member of the board, a shareholder should send a written communication addressed to the attention of the corporate secretary (the “Corporate Secretary”) at American Century funds, P.O. Box 418210, Kansas City, Missouri

64141-9210. Shareholders who prefer to communicate by email may send their comments to corporatesecretary@americancentury.com. The Corporate Secretary will forward all such communications to each member of the Compliance and Shareholder Services Committee, or if applicable, the individual director(s) and/or committee chair named in the correspondence. However, if a shareholder communication is addressed exclusively to the funds’ independent directors, the Corporate Secretary will forward the communication to the Compliance and Shareholder Services Committee chair, who will determine the appropriate action.
The Advisory Board
The funds also have an Advisory Board. Members of the Advisory Board, if any, function like fund directors in many respects, but do not possess voting power. Advisory Board members attend all meetings of the Board of Directors and the independent Directors and receive any materials distributed in connection with such meetings. Advisory Board members may receive compensation as determined by the Governance Committee and may be considered as candidates to fill vacancies on the Board of Directors.
Board Leadership Structure and Standing Board Committees
James A. Olson currently serves as the independent chairman of the board and has served in such capacity since 2014. All of the board’s members except Jonathan S. Thomas are independent directors. The independent directors meet separately, as needed and at least in conjunction with each quarterly meeting of the board, to consider a variety of matters that are scheduled to come before the board and meet periodically with the funds’ Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent director may serve as an officer or employee of a fund. The board has also established several committees, as described below. The board believes that the current leadership structure, with independent directors filling all but one position on the board, with an independent director serving as chairman of the board, and with the board committees (with the exception of the Executive Committee) comprised only of independent directors is appropriate and allows for independent oversight of the funds.
The board has an Audit Committee that approves the funds’ (or corporation’s) engagement of the independent registered public accounting firm and recommends approval of such engagement to the independent directors. The committee also oversees the activities of the accounting firm, receives regular reports regarding fund accounting, oversees securities valuation (approving the funds’ valuation policy and receiving reports regarding instances of fair valuation thereunder) and receives regular reports from the advisor’s internal audit department. The committee currently consists of John R. Whitten (chair), Andrea C. Hall, Jan M. Lewis and James A. Olson. It met four times during the fiscal year ended December 31, 2016.
The board has a Governance Committee that is responsible for reviewing board procedures and committee structures. The committee also considers and recommends individuals for nomination as directors, and may recommend the creation of new committees. The names of potential director candidates may be drawn from a number of sources, including members of the board, management and shareholders. Shareholders may submit director nominations at any time to the Corporate Secretary, American Century funds, P.O. Box 418210, Kansas City, MO 64141-9210. When submitting nominations, shareholders should include the name, age and address of the candidate, as well as a detailed resume of the candidate’s qualifications and a signed statement from the candidate of his/her willingness to serve on the board. Shareholders submitting nominations should also include information concerning the number of fund shares and length of time held by the shareholder, and if applicable, similar information for the potential candidate. All nominations submitted by shareholders will be forwarded to the chair of the Governance Committee for consideration. The Corporate Secretary will maintain copies of such materials for future reference by the committee when filling board positions.
If this process yields more than one desirable candidate, the committee will rank them by order of preference depending on their qualifications and the funds’ needs. The candidate(s) may then be contacted to evaluate their interest and be interviewed by the full committee. Based upon its evaluation and any appropriate background checks, the committee will decide whether to recommend a candidate’s nomination to the board.
The Governance Committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board. The committee currently consists of M. Jeannine Strandjord (chair), Barry Fink, Andrea C. Hall, Jan M. Lewis, James A. Olson, John R. Whitten and Stephen E. Yates. It met three times during the fiscal year ended December 31, 2016.
The board also has a Compliance and Shareholder Services Committee, which reviews the results of the funds’ compliance testing program, meets regularly with the funds’ Chief Compliance Officer, reviews shareholder communications, reviews quarterly reports regarding the quality of shareholder service provided by the advisor, and monitors implementation of the funds’ Code of Ethics. The committee currently consists of Barry Fink (chair), M. Jeannine Strandjord and Stephen E. Yates. It met four times during the fiscal year ended December 31, 2016.
The board has a Fund Performance Review Committee that meets quarterly to review the investment activities and strategies used to manage fund assets and monitor investment performance. The committee regularly receives reports from the advisor’s chief investment officer, portfolio managers and other investment personnel concerning the funds’ efforts to achieve their investment objectives. The committee also receives information regarding fund trading activities and monitors derivative usage. The committee does not review individual security selections. The committee currently consists of Jan M. Lewis (chair), Barry Fink, Andrea C.

Hall, James A. Olson, M. Jeannine Strandjord, John R. Whitten and Stephen E. Yates.The committee met four times during the fiscal year ended December 31, 2016.
Finally, the board has an Executive Committee that performs the functions of the board between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law and except for matters requiring the action of the entire board under the Investment Company Act. The committee currently consists of James A. Olson (chair), Andrea C. Hall and Jonathan S. Thomas. The committee did not meet during the fiscal year ended December 31, 2016.
Risk Oversight by the Board
As previously disclosed, the board oversees the advisor’s management of the funds and meets at least quarterly with management of the advisor to review reports and receive information regarding fund operations. Risk oversight relating to the funds is one component of the board’s oversight and is undertaken in connection with the duties of the board. As described above, the board’s committees assist the board in overseeing various types of risks relating to the funds, including, but not limited to, investment risk, operational risk and enterprise risk. The board receives regular reports from each committee regarding the committee’s areas of oversight responsibility and, through those reports and its regular interactions with management of the advisor during and between meetings, analyzes, evaluates, and provides feedback on the advisor’s risk management processes. In addition, the board receives information regarding, and has discussions with senior management of the advisor about, the advisor’s enterprise risk management systems and strategies, including an annual review of the advisor’s risk management practices. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the board, or that the advisor’s risk management systems and strategies, and the board’s oversight thereof, will mitigate all elements of risk, or even all elements of material risk to the funds.
Board Compensation
For the fiscal year ended December 31, 2016, the funds and the American Century family of funds paid the directors listed in the following table the amounts shown. Under the terms of each management agreement with the advisor, the funds are responsible for paying such fees and expenses. Neither Jonathan Thomas nor any officer of the funds receives compensation from the funds.

Name of Director	Total Compensation from the Funds (1)	Total Compensation from the American Century Investments Family of Funds (2)
Independent Directors
Barry Fink	$11,174	$310,000
Andrea C. Hall, Ph.D.	$11,607	$322,000
Jan M. Lewis	$11,607	$322,000
James A. Olson	$12,977	$360,000
M. Jeannine Strandjord	$11,174	$310,000
John R. Whitten	$11,607	$322,000
Stephen E. Yates	$11,607	$322,000

[1]
Includes compensation paid to the directors for the fiscal year ended December 31, 2016, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.

[2]
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Fink, $0; Dr. Hall, $0; Ms. Lewis, $0; Mr. Olson, $360,000; Ms. Strandjord, $155,000; Mr. Whitten, $199,640; and Mr. Yates, $322,000.

None of the funds currently provides any pension or retirement benefits to the directors except pursuant to the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan adopted by the corporation. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds. All deferred fees are credited to accounts established in the names of the directors. The amounts credited to each account then increase or decrease, as the case may be, in accordance with the performance of one or more American Century funds selected by the directors. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of funds from time to time.
Generally, deferred fees are not payable to a director until the distribution date elected by the director in accordance with the terms of the plan. Such distribution date may be a date on or after the director’s retirement date, but may be an earlier date if the director agrees not to make any additional deferrals after such distribution date. Distributions may commence prior to the elected payment date for certain reasons specified in the plan, such as unforeseeable emergencies, death or disability. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director’s beneficiary or, if none, to the director’s estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have met all payment obligations under the plan. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.
Ownership of Fund Shares
The directors owned shares in the funds as of December 31, 2016 as shown in the table below.

Name of Director
	Jonathan S. Thomas(1)	Barry Fink	Andrea C. Hall, Ph.D.(1)	Jan M. Lewis(1)
Dollar Range of Equity Securities in the Funds:
VP Balanced	A	A	A	A
VP Capital Appreciation	A	A	A	A
VP Growth	A	A	A	A
VP Income & Growth	A	A	A	A
VP International	A	A	A	A
VP Large Company Value	A	A	A	A
VP Mid Cap Value	A	A	A	A
VP Ultra	A	A	A	A
VP Value	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

[1]	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Name of Director
	James A. Olson	M. Jeannine Strandjord(1)	John R. Whitten(1)	Stephen E. Yates
Dollar Range of Equity Securities in the Funds:
VP Balanced	A	A	A	A
VP Capital Appreciation	A	A	A	A
VP Growth	A	A	A	A
VP Income & Growth	A	A	A	A
VP International	A	A	A	A
VP Large Company Value	A	A	A	A
VP Mid Cap Value	A	A	A	A
VP Ultra	A	A	A	A
VP Value	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	E
Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

[1]	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.
Beneficial Ownership of Affiliates by Independent Directors
No independent director or his or her immediate family members beneficially owned shares of the advisor, the funds’ principal underwriter or any other person directly or indirectly controlling, controlled by, or under common control with the advisor or the funds’ principal underwriter as of December 31, 2016.

Officers
The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014); Director, Client Interactions and Marketing, ACIS (2007 to 2013). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2001	Attorney, ACC (1994 to present); Associate General Counsel, ACC (2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)
Code of Ethics
The funds, their investment advisor, principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.
Proxy Voting Policies
The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. The funds’ Board of Directors has approved the advisor’s proxy voting policies to govern the advisor’s proxy voting activities.
A copy of the advisor’s proxy voting policies is attached hereto as Appendix C. Information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the About Us page at americancentury.com. The advisor’s proxy voting record also is available on the SEC’s website at sec.gov.

The Funds’ Principal Shareholders
A list of the funds’ principal shareholders appears in Appendix A.
Service Providers
The funds have no employees. To conduct the funds’ day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.
ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. The Stowers Institute for Medical Research (SIMR) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.
Investment Advisor
American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading Management.
For services provided to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. For more information about the unified management fee, see The Investment Advisor under the heading Management in each fund’s prospectus. The amount of the fee is calculated daily and paid monthly in arrears. For each fund with a stepped fee schedule, the rate of the fee is determined by applying the formula indicated on the table below. This formula takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets alone, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly. However, it is possible that a fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate. The management fee schedules for the funds appear below.

Fund	Class	Percentage of Strategy Assets
VP Balanced	Class I & Class II	0.90% of first $250 million 0.85% of the next $250 million 0.80% over $500 million
VP Capital Appreciation	Class I	1.00% of first $500 million 0.95% of the next $500 million 0.90% over $1 billion
	Class II	0.90% of first $500 million 0.85% of next $500 million 0.80% over $1 billion
	Class Y	0.65% of first $500 million 0.60% of the next $500 million 0.55% over $1 billion
VP Growth	Class I	1.00%
	Class II	0.90%
VP Income & Growth	Class I & Class II	0.70% of first $5 billion 0.65% over $5 billion
VP International	Class I	1.50% of first $250 million 1.20% of the next $250 million 1.10% of the next $500 million 1.00% over $1 billion
	Class II	1.40% of first $250 million 1.10% of the next $250 million 1.00% of the next $500 million 0.90% over $1 billion

Fund	Class	Percentage of Strategy Assets
VP Large Company Value	Class I	0.90% of the first $1 billion 0.80% of the next $4 billion 0.70% over $5 billion
	Class II	0.80% of the first $1 billion 0.70% of the next $4 billion 0.60% over $5 billion
VP Mid Cap Value	Class I	1.00%
	Class II	0.90%
VP Ultra	Class I	1.000% of first $500 million 0.950% of next $500 million 0.900% over $1 billion
	Class II	0.900% of first $500 million 0.850% of next $500 million 0.800% over $1 billion
VP Value	Class I	1.00% of first $500 million 0.95% of the next $500 million 0.90% over $1 billion
	Class II	0.90% of first $500 million 0.85% of the next $500 million 0.80% over $1 billion
On each calendar day, each class of each fund accrues a management fee that is equal to the class’s management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.
The management agreement between the corporation and the advisor shall continue in effect for a period of two years from its effective date (unless sooner terminated in accordance with its terms) and shall continue in effect from year to year thereafter for each fund so long as such continuance is approved at least annually by:

(1)	either the funds’ Board of Directors, or a majority of the outstanding voting securities of such fund (as defined in the Investment Company Act) and

(2)
the vote of a majority of the directors of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds’ Board of Directors or a majority of the outstanding voting securities of each class of such fund may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.
The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.
Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.
The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended December 31, 2016, 2015, and 2014, are indicated in the following table.

Unified Management Fees
Fund	2016	2015	2014
VP Balanced	$981,825(1)	$1,007,603(9)	$1,149,395(17)
VP Capital Appreciation	$4,487,204(2)	$4,868,166(10)	$4,592,664
VP Growth	$42,498(3)	$43,942(11)	$50,850(18)
VP Income & Growth	$2,586,347	$2,581,530	$2,319,375
VP International	$2,230,988 (4)	$2,503,692(12)	$2,781,736(19)
VP Large Company Value	$133,722(5)	$140,489(13)	$119,310(20)
VP Mid Cap Value	$7,807,535(6)	$6,296,881(14)	$4,684,868(21)
VP Ultra	$1,401,887(7)	$1,489,106(15)	$1,588,605(22)
VP Value	$6,372,050(8)	$6,551,428(16)	$7,160,564(23)
1 Amount shown reflects waiver by advisor of $101,717 in management fees.
2 Amount shown reflects waiver by advisor of $45,337 in management fees.
3 Amount shown reflects waiver by advisor of $8,740 in management fees.
4 Amount shown reflects waiver by advisor of $564,708 in management fees.
5 Amount shown reflects waiver by advisor of $19,849 in management fees.
6 Amount shown reflects waiver by advisor of $1,259,446 in management fees.
7 Amount shown reflects waiver by advisor of $281,598 in management fees.
8 Amount shown reflects waiver by advisor of $1,414,368 in management fees.

[9]	Amount shown reflects waiver by advisor of $114,770 in management fees.

[10]	Amount shown reflects waiver by advisor of $20,188 in management fees.

[11]	Amount shown reflects waiver by advisor of $9,136 in management fees.

[12]	Amount shown reflects waiver by advisor of $770,984 in management fees.

[13]	Amount shown reflects waiver by advisor of $20,845 in management fees.

[14]	Amount shown reflects waiver by advisor of $930,984 in management fees.

[15]	Amount shown reflects waiver by advisor of $303,111 in management fees.

[16]	Amount shown reflects waiver by advisor of $1,530,623 in management fees.

[17]	Amount shown reflects waiver by advisor of $56,714 in management fees.

[18]	Amount shown reflects waiver by advisor of $4,173 in management fees.

[19]	Amount shown reflects waiver by advisor of $826,547 in management fees.

[20]	Amount shown reflects waiver by advisor of $16,830 in management fees.

[21]	Amount shown reflects waiver by advisor of $308,603 in management fees.

[22]	Amount shown reflects waiver by advisor of $245,111 in management fees.

[23]	Amount shown reflects waiver by advisor of $1,114,706 in management fees.

Portfolio Managers
Accounts Managed
The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. Unless otherwise noted, these accounts do not have an advisory fee based on performance of the account.

Accounts Managed (As of December 31, 2016)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Jeffrey R. Bourke	Number of Accounts	2	0	1
	Assets	$8.4 billion(1)	0	$932.5 million
Justin Brown	Number of Accounts	5	2	2
	Assets	$8.7 billion(2)	$256.2 million	$470.0 million
Phillip Davidson	Number of Accounts	15	6	4
	Assets	$30.6 billion(3)	$3.1 billion	$746.8 million
Robert V. Gahagan	Number of Accounts	20	5	2
	Assets	$23.8 billion(4)	$852.6 million	$1.4 billion
Rajesh Gandhi	Number of Accounts	6	10	12
	Assets	$3.2 billion(5)	$2.1 billion	$2.3 billion
Brian L. Garbe	Number of Accounts	5	1	0
	Assets	$3.7 billion(6)	$72.0 million	0
James G. Gendelman	Number of Accounts	6	10	12
	Assets	$3.2 billion(5)	$2.1 billion	$2.3 billion
Dan Gruemmer	Number of Accounts	6	4	3
	Assets	$17.8 billion(7)	$2.8 billion	$673.7 million
Brendan Healy	Number of Accounts	6	1	0
	Assets	$3.3 billion(8)	$317.1 million	0
Brian Howell	Number of Accounts	21	7	2
	Assets	$23.6 billion(4)	$1.0 billion	$1.4 billion
Keith Lee	Number of Accounts	4	0	2
	Assets	$10.8 billion(1)	0	$1.0 billion
Michael Li	Number of Accounts	4	0	2
	Assets	$10.8 billion(1)	0	$1.0 billion
Michael Liss	Number of Accounts	15	6	4
	Assets	$30.6 billion(3)	$3.1 billion	$746.8 million
G. David MacEwen	Number of Accounts	37	36	6
	Assets	$39.7 billion(4)	$7.6 million	$1.1 billion
Claudia Musat	Number of Accounts	9	3	0
	Assets	$9.0 billion(10)	$389.1 million	0
Steven Rossi	Number of Accounts	6	3	0
	Assets	$6.5 billion(4)	$389.1 million	0
Kevin Toney	Number of Accounts	15	6	4
	Assets	$30.6 billion(3)	$3.1 billion	$746.8 million
Greg Walsh	Number of Accounts	3	1	1
	Assets	6.0 billion(9)	$129.6 million	$12.3 million
Brian Woglom	Number of Accounts	19	4	2
	Assets	$21.5 billion(11)	$1.2 billion	$74.0 million
Gregory Woodhams	Number of Accounts	5	2	2
	Assets	$8.7 billion(12)	$256.2 million	$470.0 million
Nalin Yogasundram	Number of Accounts	3	1	1
	Assets	$6.0 billion (9)	$129.6 million	$12.3 million

[1]	Includes $177.1 million in VP Ultra.

[2]	Includes $5.2 million in VP Growth.

[3]	Includes $1.2 billion in VP Mid Cap Value and $951.1 million in VP Value.

[4]	Includes $139.6 million in VP Balanced.

[5]	Includes $199.4 million in VP International.

[6]	Includes $382.2 million in VP Income & Growth.

[7]	Includes $951.0 million in VP Value.

[8]	Includes $19.7 million in VP Large Company Value.

[9]	Includes $460.8 million in VP Capital Appreciation.

[10]	Includes $139.6 million in VP Balanced and $382.2 million in VP Income & Growth.

[11]	Includes $19.7 million in VP Large Company Value, $1.2 billion in VP Mid Cap Value and $951.0 million in VP Value.

[12]	Includes $5.2 million in VP Growth.

Potential Conflicts of Interest
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which are discussed in more detail below. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, disciplined equity, U.S. growth, value, global and non-U.S., fixed income and multi-asset strategies. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall around each of its equity investment disciplines (U.S. growth, value, disciplined equity and global and non-U.S.), meaning that access to information regarding any portfolio’s transactional activities is only available to team members of the investment discipline that manages such portfolio. The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.

Compensation
American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of December 31, 2016, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century Investments mutual funds, investment performance is measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund.
Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century Investments mutual funds. This is the case for all of the funds described in this statement of additional information. If the performance of a similarly managed account is considered for purposes of compensation, it is measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group). Performance of VP Balanced, VP Capital Appreciation, VP Growth, VP Income & Growth,VP International, VP Large Company Value, VP Mid Cap Value, VP Ultra and VP Value, is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment disciplines: U.S. growth, U.S. value, global and non-U.S., disciplined equity, fixed-income, and multi-asset strategies. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Unlike the funds’ other portfolio managers, David MacEwen is not separately compensated for his service as portfolio manager. Rather, as Co-Chief Investment Officer, a portion of Mr. MacEwen’s bonus is tied to the performance of all American Century funds under his purview, which is measured by an asset-weighted combination of one-, three- and five-year pre-tax performance relative to each fund’s benchmark and/or internally customized peer group (as described in each fund’s statement of additional information).
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.
Ownership of Securities
As of December 31, 2016, the funds’ most recent fiscal year end, none of the portfolio managers beneficially owned shares of the funds they manage. These portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category and are not expected to invest in each such fund.
Transfer Agent and Administrator
American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 37.
Proceeds from purchases of fund shares may pass through accounts maintained by the transfer agent at Commerce Bank, N.A. or UMB Bank, n.a. before being held at the fund’s custodian. Redemption proceeds also may pass from the custodian to the shareholder through such bank accounts.
From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.
Sub-Administrator
The advisor has entered into an Administration Agreement with State Street Bank and Trust Company (SSB) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund. The advisor pays SSB a monthly fee as compensation for these services that is based on the total net assets of accounts in the American Century complex serviced by SSB. ACS does pay SSB for some additional services on a per fund basis. While ACS continues to serve as the administrator of the funds, SSB provides sub-administrative services that were previously undertaken by ACS.
Distributor
The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.
The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best-efforts underwriting of the funds’ shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 37. ACIS does not earn commissions for distributing the funds’ shares.
Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.
Custodian Bank
State Street Bank and Trust Company (SSB), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 serves as custodian of the funds’ cash and securities. Foreign securities, if any, are held by foreign banks participating in a network coordinated by SSB. The custodian takes no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodian and may purchase or sell certain securities from or to the custodian.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP provides services including auditing the annual financial statements and financial highlights for each fund.
Brokerage Allocation
The advisor places orders for equity portfolio transactions with broker-dealers, who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges. The advisor purchases and sells fixed-income securities through principal transactions, meaning the advisor normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds generally do not pay a stated brokerage commission on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices).
Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds’ policy is to secure the most favorable prices and execution of orders on its portfolio transactions. The advisor selects broker-dealers on their perceived ability to obtain “best execution” in effecting transactions in its clients’ portfolios. In selecting broker-dealers to effect portfolio transactions relating to equity securities, the advisor considers the full range and quality of a broker-dealer’s research and brokerage services, including, but not limited to, the following:

•	applicable commission rates and other transaction costs charged by the broker-dealer

•
value of research provided to the advisor by the broker-dealer (including economic forecasts, fundamental and technical advice on individual securities, market analysis, and advice, either directly or through publications or writings, as to the value of securities, availability of securities or of purchasers/sellers of securities)

•	timeliness of the broker-dealer’s trade executions

•	efficiency and accuracy of the broker-dealer’s clearance and settlement processes

•	broker-dealer’s ability to provide data on securities executions

•	financial condition of the broker-dealer

•	the quality of the overall brokerage and customer service provided by the broker-dealer
In transactions to buy and sell fixed-income securities, the selection of the broker- dealer is determined by the availability of the desired security and its offering price, as well as the broker-dealer’s general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor does not consider the receipt of products or services other than brokerage or research services in selecting broker-dealers.
On an ongoing basis, the advisor seeks to determine what levels of commission rates are reasonable in the marketplace. In evaluating the reasonableness of commission rates, the advisor considers:

•	rates quoted by broker-dealers

•	the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved

•	the ability of a broker-dealer to execute large trades while minimizing market impact

•	the complexity of a particular transaction

•	the nature and character of the markets on which a particular trade takes place

•	the level and type of business done with a particular firm over a period of time

•	the ability of a broker-dealer to provide anonymity while executing trades

•	historical commission rates

•	rates that other institutional investors are paying, based on publicly available information
The brokerage commissions paid by the funds may exceed those that another broker-dealer might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker-dealer. Research services furnished by broker-dealers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.
Pursuant to its internal allocation procedures, the advisor regularly evaluates the brokerage and research services provided by each broker-dealer that it uses. On a semi-annual basis, each member of the advisor’s portfolio management team rates the quality of research and brokerage services provided by each broker-dealer that provides execution services and research to the advisor for its clients’ accounts. The resulting scores are used to rank these broker-dealers on a broker research list. In the event that the advisor has determined that best execution for a particular transaction may be obtained by more than one broker-dealer, the advisor may consider the relative positions of the broker-dealer on this list in determining the party through which to execute the transaction. Actual business received by any firm may be more or less than other broker-dealers with a similar rank. Execution-only brokers are used where deemed appropriate.
In the fiscal years ended December 31, 2016, 2015 and 2014, the brokerage commissions including, as applicable, futures commissions, of each fund are listed in the following table.

Fund	2016	2015	2014
VP Balanced	$32,146	$33,190	$25,363
VP Capital Appreciation	$154,473	$187,887	$153,166
VP Growth	$1,543	$1,755	$3,318
VP Income & Growth	$163,312	$159,271	$132,760
VP International	$286,320	$302,576	$388,517
VP Large Company Value	$7,808	$7,004	$7,236
VP Mid Cap Value	$409,974	$439,275	$332,598
VP Ultra	$22,076	$24,221	$26,995
VP Value	$269,520	$330,555	$341,530

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions, and other factors.
Regular Broker-Dealers
As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

Fund	Broker, Dealer or Parent	Value of Securities Owned As of December 31, 2016 (in thousands)
VP Balanced	Bank of America Corp.	$813
	Citigroup, Inc.	$2,009
	Goldman Sachs & Co.	$1,634
	JPMorgan Chase & Co.	$935
	Morgan Stanley & Co., Inc.	$550
	State Street Corporation	$225
	Voya Financial, Inc.	$22
	Wells Fargo & Co.	$599
VP Capital Appreciation	None
VP Growth	None
VP Income & Growth	Bank of America Corp.	$1,265
	Citigroup, Inc.	$6,355
	JPMorgan Chase & Co.	$2,365
	Morgan Stanley & Co., Inc.	$1,782
	State Street Corporation	$1,708
	Wells Fargo & Co.	$1,452
VP International	None
VP Large Company Value	Bank of America Corp.	$487
	JPMorgan Chase & Co.	$406
	Wells Fargo & Co.	$682
VP Mid Cap Value	State Street Corporation	$9,739
VP Ultra	JPMorgan Chase & Co.	$3,307
VP Value	Bank of America Corp.	$19,782
	Goldman Sachs & Co.	$10,770
	JPMorgan Chase & Co.	$29,352
	State Street Corporation	$9,131
	Wells Fargo & Co.	$24,720
Information About Fund Shares
Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.
Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation’s (all funds’) outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of directors is determined by the votes received from all the corporation shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.
Shares of the funds are sold only to separate accounts of certain insurance companies in connection with the issuance of variable annuity contracts and/or variable life insurance contracts by the insurance companies. Each insurance company separate account requests voting instructions from the variable contract owners and is required to vote its shares of a fund in accordance with the instructions received. Each separate account votes shares for which no voting instructions are received in the same proportion as the shares for which instructions are received. Shares held by an insurance company in its general account, if any, must be voted in the same proportions as the votes cast with respect to shares held in all of the insurance company’s variable accounts in the aggregate. Such proportional voting may result in a relatively small number of variable contract owners determining the outcome of a proposal.

The assets belonging to each series are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.
Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Each fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the funds do not foresee any disadvantages to contract owners due to the fact that the funds offer shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in a fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, each fund’s Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in a fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.
Multiple Class Structure
The corporation’s Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue three classes of shares: Class I, Class II and Class Y.
All classes are sold exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. Each class has a different arrangement for shareholder services. In addition to the management fee, Class II shares are subject to a Master Distribution Plan (the Class II Plan) described below. The Class II Plan has been adopted by the funds’ Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.
Rule 12b-1
Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors of the funds’ Class II shares have approved and entered into the Class II Plan. The plan is described below.
In adopting the plan, the Board of Directors (including a majority of directors who are not interested persons of the funds, as defined in the Investment Company Act, hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plan would benefit the funds and the shareholders of the affected classes. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information about revenues and expenses under the plan is presented to the Board of Directors quarterly. Continuance of the plan must be approved by the Board of Directors, including a majority of the independent directors, annually. The plan may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected classes. The plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected classes.
All fees paid under the plan will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).
Class II Plan
As described in the prospectuses, the funds’ Class II shares are made available exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. The funds’ distributor enters into contracts with various insurance companies with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various insurance products.
The insurance companies provide various distribution services pursuant to the Class II Plan. To enable the funds’ shares to be made available through such insurance products, and to compensate the insurance companies for such services, the funds’ advisor has reduced its management fee by 0.10% per annum with respect to the Class II shares, except for VP Income & Growth and VP Balanced, which has the same management fee for both classes, and the funds’ Board of Directors has adopted the Class II Plan. Pursuant to the Class II Plan, Class II pays the distributor 0.25% annually of the average daily net asset value of the funds’ Class II shares for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. The Class II Plan is a compensation type plan and the amount paid does not depend on the actual expense incurred. During the fiscal year ended December 31, 2016, the aggregate amount of fees paid under the Class II Plan was:

VP Balanced	$13,311
VP Capital Appreciation	$2,897
VP Growth	$13,722
VP Income & Growth	$48,703
VP International	$105,197
VP Large Company Value	$22,084
VP Mid Cap Value	$1,674,750
VP Ultra	$358,320
VP Value	$1,077,764
The distributor then makes these payments to the insurance companies who offer Class II for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.
Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Class II shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Class II shares pursuant to selling agreements;

(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ Class II shares;

(c)	paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)	preparing, printing and distributing of sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;

(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)	providing facilities to answer questions from prospective shareholders about fund shares;

(h)	complying with federal and state securities laws pertaining to the sale of fund shares;

(i)	assisting shareholders in completing application forms and selecting dividend and other account options;

(j)	providing other reasonable assistance in connection with the distribution of fund shares;

(k)	organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)	profit on the foregoing; and

(m)
such other distribution and service activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund’s distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Payments to Dealers
From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of FINRA. Such payments will not change the price paid by investors for shares of the funds.
Valuation of a Fund’s Securities
The net asset value (NAV) for each class of each fund is calculated by adding the value of all portfolio securities and other assets attributable to the class, deducting liabilities, and dividing the result by the number of shares of the class outstanding. Expenses and interest earned on portfolio securities are accrued daily.
All classes of the funds are offered at their NAV. Each fund’s NAV is calculated as of the close of business of the New York Stock Exchange (the NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.
The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last reported sale price as of the time of valuation. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding official close price or last sale price of such securities on the foreign exchange where primarily traded or at the time the fund’s NAV is determined, if that foreign exchange is open later than the NYSE. The value of any security or other asset denominated in a currency other than U.S. dollars is then converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Securities that are neither listed on a securities exchange or traded over the counter may be priced using the mean of the bid and asked prices obtained from an independent broker who is an established market maker in the security. The fund may use third party pricing services to assist in the determination of market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.
Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the Board of Directors.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. If an event were to occur after the value of a security was established but before the NAV per share was determined that was likely to materially change the NAV, then that security would be valued as determined in accordance with procedures adopted by the Board of Directors.
Trading of these securities in foreign markets may not take place on every day that the NYSE is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the NYSE is not open and on which the funds’ NAVs are not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of a fund’s portfolio may be affected on days when shares of the fund may not be purchased or redeemed.
Special Requirements for Large Redemptions
If, during any 90-day period, a separate account redeems fund shares worth more than $250,000 (or 1% of the value of the fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund’s net asset value. To the extent practicable, these securities will represent your pro rata share of the fund’s securities. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash. These securities remain subject to market risk until sold, and you may incur capital gains and/or losses when you sell the securities.
If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide your insurance company with an unconditional instruction to redeem early enough that it can provide notice to the fund’s transfer agent at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.
Taxes
Federal Income Taxes
Each fund is held as an investment through a variable annuity contract. The following discussion is a summary of some of the federal income tax consequences affecting the participating insurance companies because they are the direct shareholders of each portfolio. Variable product owners may wish to consult their own tax advisor for information relating to the tax consequences of investments in this portfolio. In addition, contract owners may consult the prospectus of your insurance company separate account for discussion of the tax status of your variable annuity contract.
Each fund intends to qualify annually as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). RICs generally are not subject to federal and state income taxes. To qualify as a RIC a fund must, among other requirements, distribute substantially all of its net investment income and net realized capital gains (if any) to investors each year. If a fund were not eligible to be treated as a RIC, it would be liable for taxes at the fund level on all its income, significantly reducing its distributions to investors and eliminating investors’ ability to treat distributions received from the fund in the same manner in which they were realized by the fund. Under certain circumstances, the Code allows funds to cure deficiencies that would otherwise result in the loss of RIC status, including by paying a fund-level tax.
To qualify as a RIC, a fund must meet certain requirements of the Code, among which are requirements relating to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of

December 31) and 98.2% of capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts.
Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code. In addition to the diversification requirements under Subchapter M, 817(h) places certain limitations on the value of investments in a single issuer or a certain number of issuers that the fund can invest in. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund may not be treated as an annuity or as life insurance for tax purposes and may no longer be eligible for tax deferral.
Each fund may utilize the consent dividend provisions of Internal Revenue Code Section 565 to make distributions. Provided that all shareholders agree in a consent filed with the return of each fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into each fund.
A fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund, defer fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were sold), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements of the Code for relief from income and excise taxes. A fund will monitor its transactions and may make such tax elections as fund management deems appropriate with respect to these transactions.
A fund’s investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.
If more than 50% of the value of a fund’s total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit. If such an election is made, the eligible foreign taxes will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.
If a fund purchases the securities of certain foreign investment entities called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to the fund. To avoid such tax and interest, the fund may elect to treat PFICs as sold on the last day of its fiscal year, mark-to-market these securities, and recognize any unrealized gains (or losses, to the extent of previously recognized gains) as ordinary income each year.
Certain bonds purchased by the fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and generally can be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest.
In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain.

As of December 31, 2016, the funds in the table below had the following capital loss carryovers, which expire in the years and amounts listed. When a fund has a capital loss carryover, it generally does not make capital gains distributions until the loss has been offset or expired. Capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The Regulated Investment Company Modernization Act of 2010 will allow the funds to carry forward capital losses incurred in future taxable years for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

Fund	Unlimited	2017
VP Balanced	—	—
VP Capital Appreciation	—	—
VP Growth	—	—
VP Income & Growth	—	—
VP International	$(2,667,349)	$(2,196,796)
VP Large Company Value	—	—
VP Mid Cap Value	—	$(5,451,188)
VP Ultra	—	—
VP Value	—	$(62,412,819)
Financial Statements
Each fund’s financial statements and financial highlights for the fiscal year ended December 31, 2016, have been audited by Deloitte & Touche LLP, independent registered public accounting firm. The funds ’ Reports of Independent Registered Public Accounting Firm and the financial statements included in the annual reports for each of these funds for the fiscal year ended December 31, 2016 and the funds’ financial statements for the six-month period ended June 30, 2017 (unaudited), are incorporated herein by reference. The financial statements for the six-month period ended June 30, 2017 include all adjustments that American Century considers necessary for a fair presentation. All such adjustments are of a normal, recurring nature. The fund’s unaudited financial statements are included in the funds’ semiannual reports for the six months ended June 30, 2017, which are available upon request.

Appendix A – Principal Shareholders
As of [March 15, 2017], the following companies owned more than 5% of the outstanding shares of a class of the funds. The table shows shares owned of record.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
VP Balanced
Class I
	Nationwide Life Insurance Company Columbus, OH Includes 24.09% registered for the benefit of NWVAII	32%
	Lincoln National Life Insurance Company Fort Wayne, IN	15%
	Symetra Life Insurance Company Bellevue, WA	13%
	First Great West Life & Annuity Insurance Company Englewood, CO	10%
	Jefferson National Life Louisville, KY	9%
	Lincoln Life & Annuity Company of New York Fort Wayne, IN	8%
Class II
	Lincoln National Life Ins Co Fort Wayne, IN	96%
VP Capital Appreciation
Class I
	Mutual of America New York, NY	71%
	Mac & Co Pittsburgh, PA	12%
Class II
	Principal Life Insurance Co Cust. Des Moines, IA Includes 50.38% registered for the benefit of Principal Individual - Executive Variable Universal Life,25.64% registered for the benefit of Principal Executive Variable Universal Life II, 7.89% registered for the benefit of VUL Income III	96%
VP Growth
Class I
	American Century Investment Management, Inc. Kansas City, MO Shares owned of record and beneficially	100%
Class II
	Forethought Life Insurance Company Indianapolis, IN	60%
	Hartford Life & Annuity Hartford, CT	38%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
VP Income & Growth
Class I
	Nationwide Life Insurance Company Columbus, OH Includes 14.16% registered for the benefit of NWVA9 and 5.31% registered for the benefit of NWVLI4	29%
	Ameritas Life Insurance Corp Lincoln, NE Includes 14.48% registered for the benefit of Ameritas Variable Separate Account VA-2	18%
	American United Life Ins Co Indianapolis, IN Includes 12.46% registered for the benefit of AUL Individual Variable Annuity Unit Trust 1	16%
	Massachusetts Mutual Life Insurance Co Variable Life Springfield, MA	7%
	CM Life Insurance Company Variable Life Springfield, MA	7%
Class II
	Minnesota Mutual Life Saint Paul, MN	49%
	Principal Life Insurance Co Cust. Des Moines, IA Includes 5.76% registered for the benefit of Principal Executive Variable Univ Principal Life Insurance and 5.20% registered for the benefit of Principal Variable Universal Life Income	24%
	Nationwide Life Insurance Company Columbus, OH Includes 14.73% registered for the benefit of NWVAII	17%
	Midland National Life Insurance Co Annuity Division Des Moines, IA	5%
VP International
Class I
	American United Life Ins Co Indianapolis, IN Includes 12.92% registered for the benefit of AUL Individual Variable Annuity Unit Trust 1	17%
	Transamerica Advisors Life Insurance Company Merrill Lynch Life Variable Annuity Cedar Rapids, IA	16%
	IDS Life Insurance Company Retirement Advisor VBL Annuity 1IF Minneapolis, MN	13%
	Lincoln National Life Insurance Co Fort Wayne, IN Includes 8.96% registered for the benefit of JPF Separate Acct A	12%
	Symetra Life Insurance Company Bellevue, WA	7%
	Midland National Life Insurance Co Sioux Falls, SD	7%
Class II
	IDS Life Insurance Company RAVA ADV VBL Annuity (4AI) Minneapolis, MN	78%
	Midland National Life Insurance Co Annuity Division Des Moines, IA	7%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
	New York Life Ins and Annuity Corp Parsippany, NJ	5%
VP Large Company Value
Class I
	Jefferson National Life Louisville, KY	52%
	Annuity Investor Life Insurance Co Cincinnati, OH	41%
Class II
	Annuity Investor Life Insurance Co Cincinnati, OH	56%
	AXA Equitable Life Insurance Co Separate Account 70 Jersey City, NJ	24%
	Symetra Life Insurance Co Bellevue, WA	10%
	Midland National Life Insurance Co Annuity Division Des Moines, IA	9%
VP Mid Cap Value
Class I
	Mac & Co Pittsburgh, PA	58%
	Great West Life & Annuity Insurance Co Englewood, CO	7%
Class II
	AXA Equitable Life Insurance Co Jersey City, NJ Includes 14.06% registered for the benefit of Separate Account 70, 6.00% registered for the benefit of Separate Account FP and 6.16% registered for the benefit of Separate Account A	26%
	Nationwide Life Insurance Company Columbus, OH	21%
	Guardian Insurance & Annuity Co Inc Bethlehem, PA Includes 11.81% registered for the benefit of S/A R B-Share 2012 OBE	16%
	Pacific Life Insurance Company Newport Beach, CA Includes 8.70% registered for the benefit of Separate Account A	16%
	IDS Life Insurance Company Minneapolis, MN	8%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
VP Ultra
Class I
	Nationwide Life Insurance Company Columbus, OH Includes 15.12% registered for the benefit of NWPP	20%
	Merrill Lynch Life Insurance Co Cedar Rapids, IA	14%
	Principal Life Insurance Company Des Moines, IA	13%
	Annuity Investor Life Insurance Co Cincinnati, OH	11%
	Jefferson National Life Louisville, KY	8%
	Farm Bureau Life Insurance Company W. Des Moines, IA	7%
	First Variable Life Insurance Co Birmingham, AL	6%
	Modern Woodmen of America Rock Island, IL	6%
	Kansas City Life Insurance Company Kansas City, MO	5%
Class II
	Security Benefit Life Insurance Co Topeka, KS Includes 21.69% registered for the benefit of SBL Variflex Q - NAVISYS, 8.78% registered for the benefit of unbundled and 6.65% registered for the benefit of SBL Variflex NQ - NAVISYS	44%
	Principal Life Insurance Co Cust. Des Moines, IA Includes 22.98% registered for the benefit of Principal Investment Plus Variable Annuity	26%
	IDS Life Insurance Company Minneapolis, MN	18%
	American Enterprise Life Insurance Company Minneapolis, MN	7%
VP Value
Class I
	IDS Life Insurance Company Flexible Portfolio Annuity Minneapolis, MN	22%
	Nationwide Life Insurance Company Columbus, OH Includes 5.60% registered for the benefit of NWVL14 and 5.17% registered for the benefit of NWVA4	15%
	Pruco Life Insurance Company of Arizona Newark, NJ Includes 7.85% registered for the benefit of Plaz Life and 5.76% registered for the benefit of Plaz Annuity	14%
	Midland National Life Insurance Co Sioux Falls, SD	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Class II
	IDS Life Insurance Company RAVA ADV VBL Annuity (3AV) Minneapolis, MN	52%
	Security Benefit Life Topeka, KS Includes 9.04% registered for the benefit of unbundled	15%
	Midland National Life Insurance Co W. Des Moines, IA	8%
The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund’s outstanding shares or who own more than 25% of the voting securities of the corporation. A shareholder owning beneficially more than 25% of a corporation’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. As of [March 15, 2017 ], the funds’ officers and directors, as a group, owned less than 1% of any class of a fund’s outstanding shares.

Appendix B – Explanation of Fixed-Income Securities Ratings
As described in the prospectuses, the funds invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses and in this statement of additional information. The following is a summary of the rating categories referenced in the prospectus disclosure.

Ratings of Corporate Debt Securities
Standard & Poor’s Long-Term Issue Credit Ratings*
Category	Definition
AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB;B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment,and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR
This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Global Long-Term Rating Scale
Category	Definition
Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Fitch Investors Service, Inc. Long-Term Ratings
Category	Definition
AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB
Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Notes: The modifiers “+” or “-“ may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

Standard & Poor’s Corporate Short-Term Note Ratings
Category	Definition
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s Global Short-Term Rating Scale
Category	Definition
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Investors Service, Inc. Short-Term Ratings
Category	Definition
F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C	High short-term default risk. Default is a real possibility.
RD
Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Standard & Poor’s Municipal Short-Term Note Ratings
Category	Definition
SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.

Moody’s US Municipal Short-Term Debt Ratings
Category	Definition
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Demand Obligation Ratings
Category	Definition
VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Appendix C – Proxy Voting Policies
American Century Investment Management, Inc. (the “Advisor”) is the investment manager for a variety of advisory clients, including the American Century family of mutual funds. In such capacity, the Advisor has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Advisor. In the exercise of proxy voting authority which has been delegated to it by particular clients, the Advisor will apply the following policies in accordance with, and subject to, any specific policies that have been adopted by the client and communicated to and accepted by the Advisor in writing.

A.	General Principles
In providing the service of voting client proxies, the Advisor is guided by general fiduciary principles, must act prudently, solely in the interest of its clients, and must not subordinate client interests to unrelated objectives. Except as otherwise indicated in these Policies, the Advisor will vote all proxies with respect to investments held in the client accounts it manages. The Advisor will attempt to consider all factors of its vote that could affect the value of the investment. Although in most instances the Advisor will vote proxies consistently across all client accounts, the votes will be based on the best interests of each client. As a result, accounts managed by the Advisor may at times vote differently on the same proposals. Examples of when an account’s vote might differ from other accounts managed by the Advisor include, but are not limited to, proxy contests and proposed mergers. In short, the Advisor will vote proxies in the manner that it believes will do the most to maximize shareholder value.

B.	Specific Proxy Matters
1.    Routine Matters
a.    Election of Directors

(1)
Generally. The Advisor will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Advisor will vote in favor of management's director nominees if they are running unopposed. The Advisor believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Advisor of course maintains the ability to vote against any candidate whom it feels is not qualified or if there are specific concerns about the individual, such as allegations of criminal wrongdoing or breach of fiduciary responsibilities. Additional information the Advisor may consider concerning director nominees include, but is not limited to, whether (1) there is an adequate explanation for repeated absences at board meetings, (2) the nominee receives non-board fee compensation, or (3) there is a family relationship between the nominee and the company’s chief executive officer or controlling shareholder. When management's nominees are opposed in a proxy contest, the Advisor will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents.

(2)	Committee Service. The Advisor will withhold votes for non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

(3)	Classification of Boards. The Advisor will support proposals that seek to declassify boards. Conversely, the Advisor will oppose efforts to adopt classified board structures.

(4)
Majority Independent Board. The Advisor will support proposals calling for a majority of independent directors on a board. The Advisor believes that a majority of independent directors can help to facilitate objective decision making and enhances accountability to shareholders.

(5)
Majority Vote Standard for Director Elections. The Advisor will vote in favor of proposals calling for directors to be elected by an affirmative majority of the votes cast in a board election, provided that the proposal allows for a plurality voting standard in the case of contested elections. The Advisor may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of the majority of the votes cast in an uncontested election.

(6)
Withholding Campaigns. The Advisor will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (1) through (5) above.

b.    Ratification of Selection of Auditors
The Advisor will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Advisor believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. The Advisor will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3)

there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.
2.    Compensation Matters
a.    Executive Compensation

(1)
Advisory Vote on Compensation. The Advisor believes there are more effective ways to convey concerns about compensation than through an advisory vote on compensation (such as voting against specific excessive incentive plans or withholding votes from compensation committee members). The Advisor will consider and vote on a case-by-case basis on say-on-pay proposals and will generally support management proposals unless specific concerns exist, including if the Advisor concludes that executive compensation is (i) misaligned with shareholder interests, (ii) unreasonable in amount, or (iii) not in the aggregate meaningfully tied to the company’s performance.

(2)
Frequency of Advisory Votes on Compensation. The Advisor generally supports the triennial option for the frequency of say-on-pay proposals, but will consider management recommendations for an alternative approach.

b.    Equity Based Compensation Plans
The Advisor believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Advisor recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Advisor will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.
The Advisor will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.
Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by the Advisor's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.
The Advisor will generally vote against the adoption of plans or plan amendments that:

•	Provide for immediate vesting of all stock options in the event of a change of control of the company without reasonable safeguards against abuse (see "Anti-Takeover Proposals" below);

•
Reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Advisor will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

•	Establish restriction periods shorter than three years for restricted stock grants;

•	Do not reasonably associate awards to performance of the company; or

•	Are excessively dilutive to the company.
3.    Anti-Takeover Proposals
In general, the Advisor will vote against any proposal, whether made by management or shareholders, which the Advisor believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.
a.    Cumulative Voting
The Advisor will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Advisor believes that the elimination of cumulative voting constitutes an anti-takeover measure.
b.    Staggered Board
If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Advisor believes that staggered boards are primarily an anti-takeover device and will vote against establishing them and for eliminating them. However, the Advisor does not necessarily vote against the re-election of directors serving on staggered boards.
c.    "Blank Check" Preferred Stock
Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile takeover attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Advisor will vote against blank check preferred stock. However, the Advisor may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.
d.    Elimination of Preemptive Rights
When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.
While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. The Advisor generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.
e.    Non-targeted Share Repurchase
A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. The Advisor finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.
f.    Increase in Authorized Common Stock
The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Advisor will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Advisor will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.
g.    "Supermajority" Voting Provisions or Super Voting Share Classes
A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Advisor believes that these are standard anti-takeover measures and will generally vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.
h.    "Fair Price" Amendments
This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Advisor will carefully examine all fair price proposals. In general, the Advisor will vote against fair price proposals unless the Advisor concludes that it is likely that the share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.
i.    Limiting the Right to Call Special Shareholder Meetings.
The corporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. The Advisor believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and the Advisor will generally vote against proposals attempting to eliminate this right and for proposals attempting to restore it.
j.    Poison Pills or Shareholder Rights Plans
Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.
The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Advisor believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Advisor will generally vote against all forms of poison pills.
The Advisor will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. The Advisor will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.
k.    Golden Parachutes
Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Advisor will evaluate the specifics of the plan presented.
l.    Reincorporation
Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.
The Advisor will examine reincorporation proposals on a case-by-case basis. Generally, if the Advisor believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. The Advisor will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Advisor will generally vote affirmatively.
m.    Confidential Voting
Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.
Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. The Advisor believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, the Advisor will generally vote in favor of any proposal to adopt confidential voting.
n.    Opting In or Out of State Takeover Laws
State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Advisor believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Advisor will generally vote in favor of opting out of restrictive state takeover laws.

4.    Transaction Related Proposals
The Advisor will review transaction related proposals, such as mergers, acquisitions, and corporate reorganizations, on a case-by-case basis, taking into consideration the impact of the transaction on each client account. In some instances, such as the approval of a proposed merger, a transaction may have a differential impact on client accounts depending on the securities held in each account. For example, whether a merger is in the best interest of a client account may be influenced by whether an account holds, and in what proportion, the stock of both the acquirer and the acquiror. In these circumstances, the Advisor may determine that it is in the best interests of the accounts to vote the accounts’ shares differently on proposals related to the same transaction.
5.    Other Matters
a.    Shareholder Proposals Involving Social, Moral or Ethical Matters
The Advisor will generally vote in accordance with management’s recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder’s preferences regarding such issues, is often unclear. Where this is the case, the Advisor believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Advisor’s clients, and therefore will review management’s assessment of the economic effect of such proposals and rely upon it if the Advisor believes its assessment is not unreasonable.
Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Advisor believes that such proposals are better addressed outside the corporate arena, and will generally vote with management’s recommendation; in addition, the Advisor will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.
b.    Anti-Greenmail Proposals
"Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Advisor believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will generally vote in favor of anti-greenmail proposals.
c.    Indemnification
The Advisor will generally vote in favor of a corporation's proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.
d.    Non-Stock Incentive Plans
Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Advisor will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.
e.    Director Tenure
These proposals ask that age and term restrictions be placed on the board of directors. The Advisor believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.
f.    Directors’ Stock Options Plans
The Advisor believes that stock options are an appropriate form of compensation for directors, and the Advisor will generally vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.
g.    Director Share Ownership
The Advisor will generally vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.
h.    Non-U.S. Proxies
The Advisor will generally evaluate non-U.S. proxies in the context of the voting policies expressed herein but will also, where feasible, take into consideration differing laws, regulations, and practices in the relevant foreign market in determining if and how to vote. There may also be circumstances when practicalities and costs involved with non-U.S. investing make it disadvantageous to vote shares. For instance, the Advisor generally does not vote proxies in circumstances where share blocking restrictions apply, when meeting attendance is required in person, or when current share ownership disclosure is required.

C.	Use of Proxy Advisory Services
The Advisor takes into account information from many different sources, including independent proxy advisory services. However, the decision on how to vote proxies will be made by the Advisor in accordance with these policies and will not be delegated to a proxy advisory service.

D.	Monitoring Potential Conflicts of Interest
Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Advisor’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Advisor votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Advisor’s clients, our proxy voting personnel regularly catalog companies with whom the Advisor has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).
In addition, to avoid any potential conflict of interest that may arise when one American Century mutual fund owns shares of another American Century mutual fund, the Advisor will “echo vote” such shares, if possible. Echo voting means the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any American Century fund that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible (as in the case of the “NT” funds, where the One Choice Target Date funds are the sole shareholder), the shares of the underlying fund (e.g. the “NT” fund) will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of the Growth Fund shareholders. In the case where the policy portfolio does not have a common proposal, shares will be voted in consultation with a committee of the independent directors.
************************************************************

The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Advisor will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.
Case-by-case determinations will be made by the Advisor’s staff, which is overseen by the General Counsel of the Advisor, in consultation with equity managers. Electronic records will be kept of all votes made.

Notes

Notes

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
Investment Professional Service Representative
1-800-378-9878 or 816-531-5575

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Fax
1-888-327-2013

Investment Company Act File No. 811-05188
CL-SAI-xxxx  1709

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
PART C OTHER INFORMATION
Item 28. Exhibits
(a)      (1)      Articles of Incorporation of TCI Portfolios, Inc., dated June 3, 1987 (filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on January 16, 1996, File No. 33-14567, and incorporated herein by reference).
(2)      Articles of Amendment of TCI Portfolios, Inc., dated July 22, 1988 (filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on January 16, 1996, File No. 33-14567, and incorporated herein by reference).
(3)      Articles Supplementary of TCI Portfolios, Inc., dated November 30, 1992 (filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 18 to the Registration Statement of the Registrant on March 20, 1996, File No. 33-14567, and incorporated herein by reference).
(4)      Articles of Amendment of TCI Portfolios, Inc., dated August 10, 1993 (filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on January 16, 1996, File No. 33-14567, and incorporated herein by reference).
(5)      Articles Supplementary of TCI Portfolios, Inc., dated April 24, 1995 (filed electronically as Exhibit 1.5 to Post-Effective Amendment No. 18 to the Registration Statement of the Registrant on March 20, 1996, File No. 33-14567, and incorporated herein by reference).
(6)      Articles Supplementary of TCI Portfolios, Inc., dated March 11, 1996 (filed electronically as Exhibit 1.6 to Post-Effective Amendment No. 19 to the Registration Statement of the Registrant on September 27, 1996, File No. 33-14567, and incorporated herein by reference).
(7)      Articles of Amendment of TCI Portfolios, Inc., dated April 1, 1997 (filed electronically as Exhibit 1.7 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on April 28, 1997, File No. 33-14567, and incorporated herein by reference).
(8)      Articles Supplementary of American Century Variable Portfolios, Inc., dated May 1, 1997 (filed electronically as Exhibit 1.8 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on April 28, 1997, File No. 33-14567, and incorporated herein by reference).
(9)      Articles Supplementary of American Century Variable Portfolios, Inc., dated July 28, 1997 (filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 23 to the Registration Statement of the Registrant on April 27, 1998, File No. 33-14567, and incorporated herein by reference).
(10)    Articles Supplementary of American Century Variable Portfolios, Inc., dated February 16, 1999 (filed electronically as Exhibit a10 to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on March 17, 1999, File No. 33-14567, and incorporated herein by reference).
(11)    Articles Supplementary of American Century Variable Portfolios, Inc., dated October 12, 2000 (filed electronically as Exhibit a11 to Post-Effective Amendment No. 29 to the Registration Statement of the Registrant on December 1, 2000, File No. 33-14567, and incorporated herein by reference).
(12)    Articles Supplementary of American Century Variable Portfolios, Inc., dated May 21, 2001 (filed electronically as Exhibit a12 to Post-Effective Amendment No. 31 to the Registration Statement of the Registrant on June 1, 2001, File No. 33-14567, and incorporated herein by reference).
(13)    Articles Supplementary of American Century Variable Portfolios, Inc., dated March 6, 2002 (filed electronically as Exhibit a13 to Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on April 12, 2002, File No. 33-14567, and incorporated herein by reference).
(14)    Articles Supplementary of American Century Variable Portfolios, Inc., dated December 17, 2002 (filed electronically as Exhibit a14 to Post-Effective Amendment No. 36 to the Registration Statement of the Registrant on January 27, 2003, File No. 33-14567, and incorporated herein by reference).
(15)    Articles Supplementary of American Century Variable Portfolios, Inc., dated January 15, 2004 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on February 11, 2004, File No. 33-14567, and incorporated herein by reference).
(16)    Articles Supplementary of American Century Variable Portfolios, Inc., dated February 24, 2004 (filed electronically as Exhibit a16 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on April 15, 2004, File No. 33-14567, and incorporated herein by reference).

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(17)    Articles Supplementary of American Century Variable Portfolios, Inc., dated November 17, 2004 (filed electronically as Exhibit a17 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on November 29, 2004, File No. 33-14567, and incorporated herein by reference).
(18)    Articles Supplementary of American Century Variable Portfolios, Inc., dated September 12, 2006 (filed electronically as Exhibit a18 to Post-Effective Amendment No. 45 to the Registration Statement of the Registrant on April 12, 2007, File No. 33-14567, and incorporated herein by reference).
(19)    Articles Supplementary of American Century Variable Portfolios, Inc., dated September 10, 2007 (filed electronically as Exhibit a19 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on April 11, 2008, File No. 33-14567, and incorporated herein by reference).
(20)    Articles Supplementary of American Century Variable Portfolios, Inc., dated March 9, 2009 (filed electronically as Exhibit a20 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on April 15, 2009, File No. 33-14567, and incorporated herein by reference).
(21)    Articles of Amendment of American Century Variable Portfolios, Inc., dated March 7, 2011 (filed electronically as Exhibit a21 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on April 11, 2011, File No. 33-14567, and incorporated herein by reference).
(22)    Articles of Amendment of American Century Variable Portfolios, Inc., dated March 12, 2014 (filed electronically as Exhibit a22 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on March 28, 2014, File No. 33-14567, and incorporated herein by reference).
(23)    Articles of Amendment of American Century Variable Portfolios, Inc., dated February 10, 2016 (filed electronically as Exhibit a23 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on April 13, 2016, File No. 33-14567, and incorporated herein by reference).
(24)    Articles of Amendment of American Century Variable Portfolios, Inc., dated June 30, 2017, are included herein.
(b)      Amended and Restated By-Laws of American Century Variable Portfolios, Inc., dated December 4, 2012 (filed electronically as Exhibit b to Post-Effective Amendment No. 57 to the Registration Statement of the Registrant on April 11, 2013, File No. 33-14567, and incorporated herein by reference).
(c)      Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of Registrant’s Articles of Incorporation, appearing as Exhibit (a)(1) herein and Article Fifth of Registrant’s Articles of Amendment, appearing as Exhibit (a)(2) herein and Sections 3-11 of Registrant’s Amended and Restated By-Laws, appearing as Exhibit b herein.
(d)      (1)      Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 16, 2010 (filed electronically as Exhibit d1 to Post-Effective Amendment No. 51 to the Registration Statement of the Registrant on January 21, 2011, File No. 33-14567, and incorporated herein by reference).
(2)      Amendment No. 1 to the Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of March 31, 2014 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on March 28, 2014, File No. 33-14567, and incorporated herein by reference).
(3)    Amendment No. 2 to the Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of May 1, 2016 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on April 13, 2016, File No. 33-14567, and incorporated herein by reference).
(4)    Amendment No. 2 to the Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of September 22, 2017 (to be filed by amendment).
(5)     Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 11, 2011 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on April 11, 2011, File No. 33-14567, and incorporated herein by reference).
(e)      (1)    Amended and Restated Distribution Agreement with American Century Investment Services, Inc., effective as of May 1, 2016 (filed electronically as Exhibit e to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on April 13, 2016, File No. 33-14567, and incorporated herein by reference).
(2)    Amended and Restated Distribution Agreement with American Century Investment Services, Inc. (to be filed by amendment).
(3)    Form of Shareholder Services Agreement, is included herein.
(f)       Not applicable.

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(g)      (1)     Master Custodian Agreement with State Street Bank and Trust Company, made as of July 29, 2011 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).
     (2)     Custody Fee Schedule with State Street Bank and Trust Company, dated as of July 29, 2011 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).
(3)    Amendment to Master Custodian Agreement with State Street Bank and Trust Company, made as of May 21, 2015 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 57 to the Registration Statement of American Century Target Maturities Trust on January 28, 2016, File No. 002-94608, and incorporated herein by reference).
(h)      Amended and Restated Transfer Agency Agreement with American Century Services, LLC, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on April 11, 2008, File No. 33-14567, and incorporated herein by reference).
(i)       Opinion and Consent of Counsel, dated September 21, 2017 (to be filed by amendment).
(j)       Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated September 20, 2017 (to be filed by amendment)
(l)       Not applicable.
(m)    Amended and Restated Class II Master Distribution Plan, dated May 1, 2016 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on April 13, 2016, File No. 33-14567, and incorporated herein by reference).
(n)     (1)    Amended and Restated Multiple Class Plan, effective as of May 1, 2016 (filed electronically as Exhibit n to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on April 13, 2016, File No. 33-14567, and incorporated herein by reference).
(2)    Amended and Restated Multiple Class Plan (to be filed by amendment)
(o)     Reserved.
 (p)     (1)      American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 59 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2016, File No. 2-82734, and incorporated herein by reference).
(2)      Independent Directors’ Code of Ethics amended March 4, 2000 (filed electronically as Exhibit p2 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).
(q)     (1)      Power of Attorney, dated June 29, 2017, is included herein.
(2)     Secretary’s Certificate, dated June 29, 2017, is included herein.

Item 29. Persons Controlled by or Under Common Control with Registrant
The directors of the Registrant serve, in substantially identical capacities, seven registered investment companies in the American Century family of funds. In addition, the officers of the Registrant serve as officers for 15 registered investment companies in the American Century family of funds, each of which has American Century Investment Management, Inc. as its investment advisor. Nonetheless, the Registrant takes the position that it is not under common control with other American Century investment companies because the power residing in the respective boards and officers arises as a result of an official position with the respective investment companies.

Item 30. Indemnification
The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.
Article XIII of the Registrant’s Amended Articles of Incorporation, requires the indemnification of the Registrant’s directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.
The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.
Item 31. Business and Other Connections of the Investment Advisor

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American Century Investment Management, Inc. (ACIM), the Registrant’s investment advisor, provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the advisor and its affiliates, within the last two fiscal years.
Alessandra Alecci (Vice President of ACIM). Served as Senior Vice President and Senior Analyst, Lazard Asset Management, principal address is 30 Rockefeller Plaza, New York, NY 10112, 2010 to 2015.
Cleo Chang (Senior Vice President of ACIM). Served as Chief Investment Officer, Wilshire Funds Management, Wilshire Associates, Inc., principal address is 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401, 2005 to 2015.
Vinayak Tripathi (Vice President of ACIM). Served as Vice President, Highbridge Capital Management, principal address is 40 West 57th Street, Floor 32, New York, NY 10019, 2008-2014 and served as Vice President Credit Suisse Asset Management, principal address is 11 Madison Avenue, New York, NY 10010, 2014 to 2015.
The principal address for ACIM is 4500 Main Street, Kansas City, MO 64111.
Item 32. Principal Underwriters
I.                  (a)           American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:
American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.
ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.
           (b)           The following is a list of the directors and officers of ACIS as of March 15, 2017:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Peter Cieszko	Director, President and Chief Executive Officer	none

Sheila Hartnett-Devlin	Director and Senior Vice President	none

Joe Schultz	Director and Senior Vice President	none

Gary P. Kostuke	Senior Vice President	none

Richard T. Luchinsky	Senior Vice President	none

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Michael J. Raddie	Senior Vice President	none

Adam Sokolic	Senior Vice President	none

Elizabeth A. Young	Chief Privacy Officer, Senior AML Officer and Vice President	none

Ward D. Stauffer	Secretary	Secretary

Charles A. Etherington	Assistant Secretary and General Counsel	Senior Vice President and General Counsel

Brian L. Brogan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Janet A. Nash	Assistant Secretary	Assistant Vice President and Assistant Secretary

David H. Reinmiller	Assistant Secretary	Vice President

Ryan Ander	Vice President	none

Jennifer L. Barron	Vice President	none

Matthew R. Beck	Vice President	none

Stacey L. Belford	Vice President	none

Michael Bell	Vice President	none

Bradley Bendle	Vice President	none

Hayden S. Berk	Vice President	none

Stacy Bernstein	Vice President	none

Andrew M. Billingsley	Vice President	none

James D. Blythe	Vice President	none

Don Bonder	Vice President	none

Bruce W. Caldwell	Vice President	none

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Alan D. Chingren	Vice President	none

William Collins	Vice President	none

Chatten Cowherd	Vice President	none

D. Alan Critchell, Jr.	Vice President	none

Terry Daugherty	Vice President	none

Mark Davis	Vice President	none

Ellen DeNicola	Vice President	none

Christopher J. DeSimone	Vice President	none

David P. Donovan	Vice President	none

Gabriel Dorman	Vice President	none

Ryan C. Dreier	Vice President	none

Devon Drew	Vice President	none

Joseph G. Eck	Vice President	none

Kevin G. Eknaian	Vice President	none

Catherine Ellis	Vice President	none

Sean Ensminger	Vice President	none

Gregg Erdman	Vice President	none

Christopher Van Evans	Vice President	none

Jason Fain	Vice President	none

Jill A. Farrell	Vice President	none

Michael C. Galkoski	Vice President	none

Diane Gallagher	Vice President	none

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Gregory O. Garvin	Vice President	none

Glenn Godin	Vice President	none

Wendy Goodyear	Vice President	none

Timothy R. Guay	Vice President	none

Brett G. Hart	Vice President	none

Stacey L. Hoffman	Vice President	none

Tom Horning	Vice President	none

Robert O. Houston	Vice President	none

Terence M. Huddle	Vice President	none

Matthew P. Huss	Vice President	none

Jennifer Ison	Vice President	none

Christopher T. Jackson	Vice President	none

Michael A. Jackson	Vice President	none

Cindy A. Johnson	Vice President	none

Phillip J. Joyce	Vice President	none

Wesley S. Kabance	Vice President	none

Matthew S. Kives	Vice President	none

Matthew Kobata	Vice President	none

Greg Koleno	Vice President	none

William L. Kreiling	Vice President	none

Joshua Kurtz	Vice President	none

John A. Leis	Vice President	none

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Edward Lettieri	Vice President	none

Valeriya Litvak	Vice President	none

Dennis Logan	Vice President	none

Franklin Longo	Vice President	none

Susan Lumpp	Vice President	none

Brian Mayfield	Vice President	none

Thomas C. McCarthy	Vice President	none

Jeff McCroy	Vice President	none

Walter McGhee	Vice President	none

Joseph P. McGivney, Jr.	Vice President	none

Marek Michejada	Vice President	none

Bobby Miller	Vice President	none

Christopher M. Monachino	Vice President	none

Nate Morris	Vice President	none

Susan M. Morris	Vice President	none

David M. Murphy	Vice President	none

Kelly A. Ness	Vice President	none

John E. O’Connor	Vice President	none

Scott Pawlich	Vice President	none

Christy A. Poe	Vice President	none

William Rader	Vice President	none

Cheryl Redline	Vice President and Treasurer	none

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Hunter Rodgers	Vice President	none

Gerald M. Rossi	Vice President	none

Brett A. Round	Vice President	none

Brian Schappert	Vice President	none

Keith Seidman	Vice President	none

Paul Shahrokhi	Vice President	none

Tracey L. Shank	Vice President	none

Amy D. Shelton	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer

Steven Silverman	Vice President	none

Richard Smith	Vice President	none

Debra K. Stalnaker	Vice President	none

Robert Timothy Stidham	Vice President	none

Michael W. Suess	Vice President	none

Michael T. Sullivan	Vice President	none

Lindsey Thompson	Vice President	none

Stephen C. Thune	Vice President	none

Jason Tucker	Vice President	none

Tina Ussery-Franklin	Vice President	none

Ryan VanSickle	Vice President	none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111.
(c)           Not applicable.
Item 33. Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street, Kansas City,

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MO 64111, 330 Madison Avenue, New York, NY 10017, 2121 Rosecrans, Suite 4345, El Segundo, CA 90245 and 1665 Charleston Road, Mountain View, CA 94043; American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245; and State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111.
Item 34. Management Services – Not applicable.
Item 35. Undertakings – Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 5th day of July, 2017.

American Century Variable Portfolios, Inc.
By: * ___________________________________ Jonathan S. Thomas President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	July 5, 2017

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	July 5, 2017

* _________________________________ Barry Fink	Director	July 5, 2017

* _________________________________ Andrea C. Hall, Ph.D.	Director	July 5, 2017

* _________________________________ Jan M. Lewis	Director	July 5, 2017

* _________________________________ James A. Olson	Chairman of the Board and Director	July 5, 2017

* _________________________________ M. Jeannine Strandjord	Director	July 5, 2017

* _________________________________ John R. Whitten	Director	July 5, 2017

* _________________________________ Stephen E. Yates	Director	July 5, 2017

*By: /s/ Giles Walsh_________ Giles Walsh Attorney in Fact (pursuant to Power of Attorney dated June 29, 2017)

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

EXHIBIT (a)(24)	Articles of Amendment of American Century Variable Portfolios, Inc., dated June 30, 2017

EXHIBIT (e)(3)	Form of Shareholder Services Agreement

EXHIBIT (q)(1)	Power of Attorney, dated June 29, 2017

EXHIBIT (q)(2)	Secretary’s Certificate, dated June 29, 2017